                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4647
                                   ------------


                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      8/31
                         --------------
Date of reporting period:     2/28
                        --------------

   Semiannual Report

                                                        RIVERSOURCE [LOGO](R)
                                                              INVESTMENTS

   RiverSource(R) California Tax-Exempt Fund
   RiverSource(R) Massachusetts Tax-Exempt Fund
   RiverSource(R) Michigan Tax-Exempt Fund
   RiverSource(R) Minnesota Tax-Exempt Fund
   RiverSource(R) New York Tax-Exempt Fund
   RiverSource(R) Ohio Tax-Exempt Fund

   Semiannual Report for the
   Period Ended Feb. 28, 2007

  >Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from respective state and local income tax.

TABLE OF CONTENTS

Fund Snapshots .........................................................    2

Fund Snapshot

   RiverSource California Tax-Exempt Fund ..............................    2
   RiverSource Massachusetts Tax-Exempt Fund ...........................    3
   RiverSource Michigan Tax-Exempt Fund ................................    4
   RiverSource Minnesota Tax-Exempt Fund ...............................    5
   RiverSource New York Tax-Exempt Fund ................................    6
   RiverSource Ohio Tax-Exempt Fund ....................................    7

Performance Summary

   RiverSource California Tax-Exempt Fund ..............................    8
   RiverSource Massachusetts Tax-Exempt Fund ...........................   10
   RiverSource Michigan Tax-Exempt Fund ................................   12
   RiverSource Minnesota Tax-Exempt Fund ...............................   14
   RiverSource New York Tax-Exempt Fund ................................   16
   RiverSource Ohio Tax-Exempt Fund ....................................   18
Questions & Answers with Portfolio Management ..........................   20
Fund Expenses Examples .................................................   23

Investments in Securities

   RiverSource California Tax-Exempt Fund ..............................   27
   RiverSource Massachusetts Tax-Exempt Fund ...........................   31
   RiverSource Michigan Tax-Exempt Fund ................................   34
   RiverSource Minnesota Tax-Exempt Fund ...............................   37
   RiverSource New York Tax-Exempt Fund ................................   42
   RiverSource Ohio Tax-Exempt Fund ....................................   46

Financial Statements ...................................................   49

Notes to Financial Statements ..........................................   60

Proxy Voting ...........................................................   89

                                     [LOGO]
                                  DALBAR RATED
                                      2007
                                FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 1

FUND SNAPSHOT AT FEB. 28, 2007

RiverSource California Tax-Exempt Fund

FUND OVERVIEW

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

Non-investment grade bonds             2.3%
BBB bonds                             11.1%
A bonds                               25.8%                      [PIE CHART]
AAA bonds                             51.2%
AA bonds                               9.6%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 4.0% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

    DURATION
SHORT  INT.  LONG
               X     HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         15

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                                         TICKER SYMBOL           INCEPTION DATE
Class A                                      ICALX                      8/18/86
Class B                                      ACABX                      3/20/95
Class C                                         --                      6/26/00

Total net assets                                                 $177.0 million

Number of holdings                                                          108

Effective maturity(1)                                                  15 years

Effective duration(2)                                                 6.1 years

Weighted average bond rating(3)                                              AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

2 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT FEB. 28, 2007

RiverSource Massachusetts Tax-Exempt Fund

FUND OVERVIEW

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

Non-investment grade bonds                -%
BBB bonds                               5.4%
A bonds                                 2.7%                     [PIE CHART]
AA bonds                               23.9%
AAA bonds                              68.0%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.6% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         15

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                                               TICKER SYMBOL    INCEPTION DATE
Class A                                          IDMAX                  7/2/87
Class B                                          AXMBX                 3/20/95
Class C                                                                6/26/00

Total net assets                                                 $54.2 million

Number of holdings                                                          59

Effective maturity(1)                                               12.4 years

Effective duration(2)                                                6.1 years

Weighted average bond rating(3)                                            AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT FEB. 28, 2007

RiverSource Michigan Tax-Exempt Fund

FUND OVERVIEW

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                              74.6%
AA bonds                               14.9%
A bonds                                 6.6%                    [PIE CHART]
BBB bonds                               3.9%
Non-investment grade bonds               --%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.1% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

    DURATION
SHORT  INT.  LONG
               X     HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         15

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      INMIX                      7/2/87
Class B                                         --                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                $ 46.0 million

Number of holdings                                                          60

Effective maturity(1)                                               11.6 years

Effective duration(2)                                                5.4 years

Weighted average bond rating(3)                                            AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

4 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT FEB. 28, 2007

RiverSource Minnesota Tax-Exempt Fund

FUND OVERVIEW

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                            57.1%
AA bonds                             23.7%
A bonds                              10.0%                      [PIE CHART]
BBB bonds                             7.9%
Non-investment grade bonds            1.3%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.5% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

    DURATION
SHORT  INT.  LONG
               X     HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         15

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      IMNTX                     8/18/86
Class B                                      IDSMX                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                $339.3 million

Number of holdings                                                         127

Effective maturity(1)                                               11.2 years

Effective duration(2)                                                5.5 years

Weighted average bond rating(3)                                             AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 5

FUND SNAPSHOT AT FEB. 28, 2007

RiverSource New York Tax-Exempt Fund

FUND OVERVIEW

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                            50.1%
AA bonds                             35.3%
A bonds                               5.1%                      [PIE CHART]
BBB bonds                             8.8%
Non-investment grade bonds            0.7%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         15

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      INYKX                     8/18/86
Class B                                         --                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                 $68.5 million

Number of holdings                                                          78

Effective maturity(1)                                               14.4 years

Effective duration(2)                                                6.2 years

Weighted average bond rating(3)                                             AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

6 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT FEB. 28, 2007

RiverSource Ohio Tax-Exempt Fund

FUND OVERVIEW

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                              52.9%
AA bonds                               36.3%
A bonds                                 4.7%                    [PIE CHART]
BBB bonds                               6.1%
Non-investment grade bonds               --%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.2% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         15

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      IOHIX                      7/2/87
Class B                                         --                     3/20/95
Class C                                         --                     6/26/00
Total net assets                                                $ 46.3 million
Number of holdings                                                          64
Effective maturity(1)                                               13.5 years
Effective duration(2)                                                6.0 years
Weighted average bond rating(3)                                            AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 7

PERFORMANCE SUMMARY

                                  RIVERSOURCE
                          CALIFORNIA TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON

                 For the six-month period ended Feb. 28, 2007

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource California Tax-Exempt Fund Class A (excluding sales charge)     +2.91%
Lehman Brothers California 2 Plus Year Municipal Bond Index(1) (unmanaged)  +3.08%
Lehman Brothers Municipal Bond lndex(2) (unmanaged)                         +2.89%
Lipper California Municipal Debt Funds lndex(3)                             +2.86%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding
Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers California 2 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.

(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper index returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

CALIFORNIA

                                                                         NET
                                               TOTAL                 EXPENSES(a)
Class A                                        0.87%                    0.79%
Class B                                        1.62%                    1.55%
Class C                                        1.63%                    1.55%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding any interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A; 1.55% for Class B; and 1.55% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.


------------------------------------------------------------------------------

8 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT FEB 28, 2007

                                                                                   SINCE
Without sales charge         6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 8/18/86)    +2.91%    +4.71%    +3.93%    +4.68%     +4.96%     +5.92%
Class B (inception 3/20/95)    +2.53%    +4.12%    +3.14%    +3.90%     +4.17%     +4.41%
Class C (inception 6/26/00)    +2.53%    +4.13%    +3.14%    +3.93%       N/A      +4.65%
With sales charge
Class A (inception 8/18/86)    -1.97%    -0.26%    +2.25%    +3.67%     +4.45%     +5.67%
Class B (inception 3/20/95)    -2.47%    -0.88%    +1.90%    +3.55%     +4.17%     +4.41%
Class C (inception 6/26/00)    +1.53%    +3.13%    +3.14%    +3.93%       N/A      +4.65%

AT MARCH 31, 2007

                                                                                   SINCE
Without sales charge         6 MONTHS*   1 YEAR   3 YEARS   5 YEARS    10 YEARS  INCEPTION
Class A (inception 8/18/86)    +1.95%    +5.13%    +3.97%    +5.08%     +5.05%     +5.88%
Class B (inception 3/20/95)    +1.37%    +4.34%    +3.13%    +4.25%     +4.25%     +4.33%
Class C (inception 6/26/00)    +1.37%    +4.34%    +3.13%    +4.24%       N/A      +4.51%
With sales charge
Class A (inception 8/18/86)    -2.88%    +0.14%    +2.30%    +4.06%     +4.54%     +5.63%
Class B (inception 3/20/95)    -3.62%    -0.66%    +1.89%    +3.91%     +4.25%     +4.33%
Class C (inception 6/26/00)    +0.38%    +3.34%    +3.13%    +4.24%       N/A      +4.51%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1 % CDSC if shares are sold within one year after purchase.

*     Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 9

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                                 RIVERSOURCE
                         MASSACHUSETTS TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON

                 For the six-month period ended Feb. 28, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Massachusetts Fund Class A (excluding sales charge)                                +2.32%
Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index Index(1) (unmanaged)   +2.99%
Lehman Brothers Municipal Bond Index(2) (unmanaged)                                            +2.89%
Lipper Massachusetts Municipal Debt Funds Index(3)                                             +2.80%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding
Lipper) and taxes.

It is not possible to invest directly in an index.

(1)   The Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond
      Index, an unmanaged index, is a market value-weighted index of Massachusetts investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.

(3) The Lipper Massachusetts Municipal Debt Funds Index includes the 10 largest municipal debt funds in Massachusetts tracked by Lipper Inc. The
      Lipper index returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPESPECTUS)

MASSACHUSETTS

                                                  TOTAL         NET EXPENSES(a)
Class A                                            1.08%             0.82%
Class B                                            1.82%             1.58%
Class C                                            1.84%             1.58%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding 0.03% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A; 1.55% for Class B; and 1.55% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.


------------------------------------------------------------------------------

10 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 28, 2007

                                                                                         SINCE
Without sales charge               6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 7/2/87)            +2.32%   +4.16%    +2.93%    +3.96%     +4.50%      +5.76%
Class B (inception 3/20/95)           +1.94%   +3.37%    +2.15%    +3.17%     +3.71%      +4.03%
Class C (inception 6/26/00)           +2.13%   +3.38%    +2.16%    +3.18%       N/A       +4.20%
With sales charge
Class A (inception 7/2/87)            -2.54%   -0.79%    +1.28%    +2.95%     +3.99%      +5.50%
Class B (inception 3/20/95)           -3.06%   -1.63%    +0.89%    +2.82%     +3.71%      +4.03%
Class C (inception 6/26/00)           +1.13%   +2.38%    +2.16%    +3.18%       N/A       +4.20%

AT MARCH 31, 2007

                                                                                         SINCE
Without sales charge               6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 7/2/87)            +1.39%   +4.75%    +3.00%    +4.19%     +4.60%      +5.72%
Class B (inception 3/20/95)           +1.01%   +3.97%    +2.22%    +3.40%     +3.81%      +3.98%
Class C (inception 6/26/00)           +0.82%   +3.77%    +2.16%    +3.37%       N/A       +4.07%
With sales charge
Class A (inception 7/2/87)            -3.43%   -0.22%    +1.34%    +3.18%     +4.09%      +5.46%
Class B (inception 3/20/95)           -3.97%   -1.03%    +0.96%    +3.05%     +3.81%      +3.98%
Class C (inception 6/26/00)           -0.18%   +2.77%    +2.16%    +3.37%       N/A       +4.07%

Class A share performance reflects the maximum sales charge of.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

*     Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 11

PERFORMANCE SUMMARY

                                  RIVERSOURCE
                           MICHIGAN TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON

                 For the six-month period ended Feb. 28, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Michigan Tax-Exempt Fund Class A (excluding sales charge)   +2.34%
Lehman Brothers Michigan Municipal Bond Index(1) (unmanaged)            +2.80%
Lehman Brothers Municipal Bond Index(2) (unmanaged)                     +2.89%
Lipper Michigan Municipal Debt Funds Index(3)                           +2.53%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding
Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.

(3) The Lipper Michigan Municipal Debt Funds Index includes the 10 largest municipal debt funds in Michigan tracked by Lipper Inc. The Lipper index returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

MICHIGAN

                                                       TOTAL    NET EXPENSES (a)
Class A                                                1.11%          0.81%
Class B                                                1.85%          1.57%
Class C                                                1.86%          1.57%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding 0.02% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A; 1.55% for Class B; and 1.55% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.


------------------------------------------------------------------------------

12 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 28, 2007

                                                           SINCE
Without sales charge               6 MONTHS*     1 YEAR    3 YEARS    5 YEARS    10 YEARS   INCEPTION
Class A (inception 7/2/87)            +2.34%     +3.95%     +3.06%     +4.33%      +4.60%      +5.92%
Class B (inception 3/20/95)           +1.96%     +3.35%     +2.34%     +3.58%      +3.83%      +4.12%
Class C (inception 6/26/00)           +1.76%     +3.15%     +2.28%     +3.54%        N/A       +4.44%
With sales charge
Class A (inception 7/2/87)            -2.52%     -0.99%     +1.41%     +3.32%      +4.09%      +5.66%
Class B (inception 3/20/95)           -3.04%     -1.65%     +1.09%     +3.23%      +3.93%      +4.12%
Class C (inception 6/26/00)           +0.76%     +2.15%     +2.28%     +3.54%        N/A       +4.44%

AT MARCH 31, 2007

                                                                                              SINCE
Without sales charge               6 MONTHS*     1 YEAR    3 YEARS    5 YEARS    10 YEARS   INCEPTION
Class A (inception 7/2/87)            +1.40%     +4.35%     +3.12%     +4.59%      +4.69%      +5.88%
Class B (inception 3/20/95)           +0.82%     +3.56%     +2.33%     +3.80%      +3.90%      +4.04%
Class C (inception 6/26/00)           +0.83%     +3.56%     +2.33%     +3.80%        N/A       +4.33%
With sales charge
Class A (inception 7/2/87)            -3.42%     -0.61%     +1.46%     +3.58%      +4.18%      +5.62%
Class B (inception 3/20/95)           -4.15%     -1.44%     +1.08%     +3.46%      +3.90%      +4.04%
Class C (inception 6/26/00)           -0.17%     +2.56%     +2.33%     +3.80%        N/A       +4.33%

Class A share performance reflects the maximum sales charge of.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

*     Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 13

PERFORMANCE SUMMARY

                                   RIVERSOURCE
                            MINNESOTA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended Feb. 28, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Minnesota Tax-Exempt Fund Class A (excluding sales charge)                +2.45%
Lehman Brothers Minnesota 3  Plus Year Enhanced Municipal Bond Index(1) (unmanaged)   +2.76%
Lehman Brothers Municipal Bond - Index(2) (unmanaged)                                 +2.89%
Lipper Minnesota Municipal Debt Funds Index(3)                                        +2.55%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding
Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.

(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

MINNESOTA

                                            TOTAL               NET EXPENSES(a)
Class A                                     1.06%                   0.98%
Class B                                     1.81%                   1.74%
Class C                                     1.82%                   1.74%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, Unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding 0.19% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A; 1.55% for Class B; and 1.55% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.


------------------------------------------------------------------------------

14 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 28, 2007

                                                                                     SINCE
 Without sales charge         6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 8/18/86)      +2.45%    +4.13%    +3.10%    +4.32%     +4.79%     +5.95%
Class B (inception 3/20/95)      +2.07%    +3.35%    +2.33%    +3.53%     +4.01%     +4.30%
Class C (inception 6/26/00)      +2.07%    +3.34%    +2.32%    +3.53%       N/A      +4.44%
With sales charge
Class A (inception 8/18/86)      -2.42%    -0.81%    +1.44%    +3.31%     +4.28%     +5.70%
Class B (inception 3/20/95)      -2.93%    -1.65%    +1.06%    +3.18%     +4.01%     +4.30%
Class C (inception 6/26/00)      +1.07%    +2.34%    +2.32%    +3.53%       N/A      +4.44%

 AT MARCH 31, 2007

                                                                                     SINCE
Without sales charge          6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 8/18/86)      +1.50%    +4.74%    +3.16%    +4.59%     +4.87%     +5.91%
Class B (inception 3/20/95)      +1.12%    +3.96%    +2.39%    +3.81%     +4.09%     +4.24%
Class C (inception 6/26/00)      +1.12%    +3.95%    +2.38%    +3.80%       N/A      +4.33%
With sales charge
Class A (inception 8/18/86)      -3.33%    -0.23%    +1.50%    +3.58%     +4.36%     +5.66%
Class B (inception 3/20/95)      -3.86%    -1.04%    +1.12%    +3.46%     +4.09%     +4.24%
Class C (inception 6/26/00)      +0.12%    +2.95%    +2.38%    +3.80%       N/A      +4.33%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

*     Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 15

PERFORMANCE SUMMARY

                                  RIVERSOURCE
                           NEW YORK TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON

                 For the six-month period ended Feb. 28, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

RiverSource New York Tax-Exempt Fund Class A (excluding sales charge)      +2.60%
Lehman Brothers New York 4 Plus Year Municipal Bond lndex(1) (unmanaged)   +3.06%
Lehman Brothers Municipal Bond lndex(2) (unmanaged)                        +2.89%
Lipper New York Municipal Debt Funds lndex(3)                              +2.79%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding
Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers New York 4 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.

(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper index returns include net reinvested dividends.

ANNUAL OPERATING EXPENSES RATIO (AS OF THE CURRENT PROSPECTUS)

NEW YORK

                                              TOTAL            NET EXPENSES(a)
Class A                                       1.20%                0.98%
Class B                                       1.95%                1.74%
Class C                                       1.97%                1.74%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding 0.19% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A; 1.55% for Class B; and 1.55% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.


------------------------------------------------------------------------------

16 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 28, 2007

                                                                                    SINCE
Without sales charge          6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS  INCEPTION
Class A (inception 8/18/86)      +2.60%    +4.38%    +3.15%    +4.45%     +4.84%    +5.74%
Class B (inception 3/20/95)      +2.21%    +3.59%    +2.37%    +3.66%     +4.06%    +4.19%
Class C (inception 6/26/00)      +2.21%    +3.59%    +2.38%    +3.66%       N/A     +4.52%
With sales charge
Class A (inception 8/18/86)      -2.28%    -0.57%    +1.50%    +3.44%     +4.33%    +5.49%
Class B (inception 3/20/95)      -2.79%    -1.41%    +1.13%    +3.32%     +4.06%    +4.19%
Class C (inception 6/26/00)      +1.21%    +2.59%    +2.38%    +3.66%       N/A     +4.52%

AT MARCH 31, 2007

                                                                                   SINCE
without sales charge           6 MONTHS*  1 YEAR   3 YEARS    5 YEARS   10 YEARS  INCEPTION
Class A (inception 8/18/86)      +1.41%    +4.79%   +3.15%     +4.64%     +4.90%    +5.69%
Class B (inception 3/20/95)      +1.02%    +4.00%   +2.37%     +3.85%     +4.11%    +4.11%
Class C (inception 6/26/00)      +1.02%    +4.00%   +2.38%     +3.85%       N/A     +4.38%
With sales charge
Class A (inception 8/18/86)      -3.41%    -0.18%   +1.49%     +3.63%     +4.39%    +5.45%
Class B (inception 3/20/95)      -3.95%    -1.00%   +1.13%     +3.51%     +4.11%    +4.11%
Class C (inception 6/26/00)      +0.03%    +3.00%   +2.38%     +3.85%       N/A     +4.38%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

*     Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 17

PERFORMANCE SUMMARY

                                  RIVERSOURCE
                             OHIO TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON

                 For the six-month period ended Feb. 28, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Ohio Tax-Exempt Fund Class A (excluding sales charge)               +2.48%
Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index(1) (unmanaged)   +2.95%
Lehman Brothers Municipal Bond Index (2) (unmanaged)                            +2.89%
Lipper Ohio Municipal Debt Funds Index (3)                                      +2.76%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding
Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Ohio investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.

(3) The Lipper Ohio Municipal Debt Funds Index includes the 10 largest municipal debt funds in Ohio tracked by Lipper Inc. The Lipper index returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

OHIO

                                              TOTAL              NET EXPENSES(a)
Class A                                       1.12%                   0.81%
Class B                                       1.87%                   1.57%
Class C                                       1.88%                   1.57%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding 0.02% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A; 1.55% for Class B; and 1.55% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.


------------------------------------------------------------------------------

18 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Ohio Tax-Exempt Find

AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 28, 2007

                                                                                     SINCE
Without sales charge          6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 7/2/87)       +2.48%    +4.07%    +2.80%    +3.86%     +4.47%    +5.74%
Class B (inception 3/20/95)      +2.09%    +3.29%    +2.02%    +3.07%     +3.69%    +3.95%
Class C (inception 6/26/00)      +2.09%    +3.29%    +1.96%    +3.07%       N/A     +3.98%
With sales charge
Class A (inception 7/2/87)       -2.39%    -0.87%    +1.15%    +2.85%     +3.96%    +5.48%
Class B (inception 3/20/95)      -2.91%    -1.71%    +0.74%    +2.72%     +3.69%    +3.95%
Class C (inception 6/26/00)      +1.09%    +2.29%    +1.96%    +3.07%       N/A     +3.98%

AT MARCH 31, 2007

                                                                                     SINCE
Without sales charge          6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Class A (inception 7/2/87)       +1.34%    +4.28%    +2.87%    +4.05%     +4.55%     +5.69%
Class B (inception 3/20/95)      +0.96%    +3.49%    +2.08%    +3.26%     +3.77%     +3.88%
Class C (inception 6/26/00)      +0.96%    +3.50%    +2.09%    +3.26%       N/A      +3.85%
With sales charge
Class A (inception 7/2/87)       -3.47%    -0.67%    +1.21%    +3.04%     +4.04%     +5.43%
Class B (inception 3/20/95)      -4.03%    -1.51%    +0.81%    +2.91%     +3.77%     +3.88%
Class C (inception 6/26/00)      -0.04%    +2.50%    +2.09%    +3.26%       N/A      +3.85%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

*     Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 19

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Rick LaCoff discusses the Funds' positioning and results for the six months ended Feb. 28, 2007.

Q: How did the RiverSource State Tax-Exempt Funds perform for the first half of the fiscal year?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the six months ended Feb. 28, 2007. All Lipper categories represent the respective Fund's peer group.

      RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND increased 2.91%. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which returned 3.08%. The Lipper California Municipal Debt Funds Index increased 2.86% for the same period.

      RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND increased 2.32%. The Fund underperformed the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which increased 2.99%. The Lipper Massachusetts Municipal Debt Funds Index increased 2.80% for the same period.

      RIVERSOURCE MICHIGAN TAX-EXEMPT FUND increased 2.34%. The Fund underperformed the Lehman Brothers Michigan Municipal Bond Index, which increased 2.80%. The Lipper Michigan Municipal Debt Funds Index produced a total return of 2.53% for the same period.

      RIVERSOURCE MINNESOTA TAX-EXEMPT FUND increased 2.45%. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, which increased 2.76%. The Lipper Minnesota Municipal Debt Funds Index increased 2.55% for the same period.

      RIVERSOURCE NEW YORK TAX-EXEMPT FUND increased 2.60%. The Fund underperformed the Lehman Brother New York 4 Plus Year Municipal Bond Index, which increased 3.06%. The Lipper New York Municipal Debt Funds Index increased 2.79% for the same period.

      RIVERSOURCE OHIO TAX-EXEMPT FUND increased 2.48%. The Fund underperformed the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which increased 2.95%. The Lipper Ohio Municipal Debt Funds Index increased 2.76% for the same period.

      A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, increased 2.89% for the same six-month period.

      ALL SIX OF THE RIVERSOURCE STATE TAX-EXEMPT FUNDS BENEFITED FROM THEIR POSITIONS IN HEALTH CARE MUNICIPAL BONDS AND THEIR INCREASED EXPOSURE TO COMMONWEALTH OF PUERTO RICO MUNICIPAL BONDS.

Q: What factors most significantly affected performance during the semi-annual period?

A: The tax-exempt fixed income market produced positive performance during the period. Tax-exempt yields actually moved higher across the short-term portion of the yield curve (i.e., five-year maturities and shorter) but declined across the remainder of the yield curve (i.e., six-year maturities and longer), causing a further flattening of the yield curve. Interest rates rallied across most of the tax-exempt yield curve.

      All six of the RiverSource State Tax-Exempt Funds benefited from their positions in health care municipal bonds and their increased exposure to Commonwealth of Puerto Rico municipal bonds. Both of these sectors performed well during the period, particularly select hospital bonds. Puerto Rico municipal bonds benefited from the fact that the Commonwealth enacted a local sales tax to raise revenues and implemented other reforms to cut expenses. As these potential fiscal remedies take hold, Puerto Rico municipal bonds may become increasingly attractive to investors, given the triple-tax-exemption (i.e. federal, state and local) they offer.


------------------------------------------------------------------------------

20 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      A positive contributing factor to the six-month performance of RiverSource New York Tax-Exempt Fund and RiverSource California Tax-Exempt Fund were their allocations to non-enhanced municipal tobacco bonds, which was a strong performing sector for the period. Widespread anticipation of the refunding of Golden State Tobacco Securitization Corporation particularly helped boost the performance of the municipal bond sector in California. Results of the RiverSource State Tax-Exempt Funds of California, Minnesota and New York were further helped by having positions in select non-investment grade or non-rated bonds, as these bonds performed strongly.

      Bonds that were advance refunded during the period boosted the returns of RiverSource California Tax-Exempt Fund but had a rather neutral effect on the other RiverSource State Tax-Exempt Funds. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are conservatively invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. Treasury securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

      Each of the Funds underperformed its respective Lehman benchmark index due primarily to its comparatively short duration positioning during a period when rates generally declined. We implemented this duration strategy because we believed rates declined to levels that appeared too low given our economic view. Rather than rising as we had anticipated though, rates continued to fall through the period. Duration is a measure of the Funds' sensitivity to changes in interest rates.

      Also detracting modestly from all six of the Funds' results was yield curve positioning, that is, the way the Funds were positioned to respond to changes in short-term vs. long-term interest rates. The Funds' moderate exposure to the short-term segment of the municipal yield curve proved prudent. However this positive was not enough to offset the detracting effect of the Funds' modest position in long-term bonds, which performed best during the semiannual period. As yields at the long-term end of the yield curve fell, the prices of these bonds increased.

      The primary reason most of the Funds underperformed their respective Lipper Municipal Debt Funds Index was their moderate exposure to bonds rated BBB compared to their peers. Bonds rated BBB generally outperformed higher quality bonds during the period. We did add to each of the RiverSource State Tax-Exempt Fund's allocation to bonds rated BBB during the period on a highly selective basis, as we expect these bonds to perform well and provide attractive income during the coming months given anticipated technical conditions within the municipal bond market.

Q: What changes did you make to the Funds and how are they currently positioned?

A: Besides adding to each of the RiverSource State Tax-Exempt Funds' exposure to bonds rated BBB and Commonwealth of Puerto Rico bonds, as mentioned above, we also made several other changes during the semiannual period. We increased holdings in zero coupon bonds in RiverSource California Tax-Exempt Fund and added non-callable bonds in RiverSource Massachusetts Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund. Zero coupon bonds are municipal bonds that accumulate and compound interest for a given period of time before converting into an interest bearing bond at some date before maturity. Non-callable bonds are bonds that cannot be redeemed at the option of the issuer. Both of these types of bonds performed well as the fixed income market rallied during the period.

      We also increased exposure to non-enhanced municipal tobacco bonds in RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund. We added special project financing bonds to RiverSource California Tax-Exempt Fund on an opportunistic basis. We increased holdings in single-family housing bonds in RiverSource California Tax-Exempt Fund and RiverSource Minnesota Tax-Exempt Fund, as this sector offered an attractive yield during the period. Within these housing bonds, we particularly focused on what are known as planned amortization class (PAC) bonds, which receive principal payments in accordance with a predetermined payment schedule. The PAC is therefore considered a bond class with among the most stable cash flow and the lowest prepayment risk.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 21

QUESTIONS & ANSWERS

      In each of the RiverSource State Tax-Exempt Funds, we decreased exposure to bonds with maturities at the shorter end of the yield curve (i.e., one- to five-years) and increased positions in longer intermediate-term and long-term bonds. Finally, when tax-exempt bond yields rallied in response to the equity market decline in February, we shortened the Funds' duration further, thereby removing some interest rate risk from the portfolios.

      STILL, WE BELIEVE THE TAX-EXEMPT BOND MARKET IS LIKELY TO CONTINUE TO PERFORM WELL AND PROVIDE ATTRACTIVE YIELD.

Q:    How do you intend to manage the Funds in the coming months?

A: We believe the primary questions facing the municipal market at the end of February centered on the strength of the economy and the direction of the Federal Reserve going forward. Until there is more clarity surrounding these questions, volatility within the tax-exempt bond market will likely remain high. Still, we believe the tax-exempt bond market is likely to continue to perform well and provide attractive yield.

      Given our view that rates are too low and will ultimately move higher, we intend to maintain the Funds' current short duration positioning compared to their respective Lehman benchmark index for the near term. We further intend to watch closely for opportunities to modestly increase the Funds' exposure to bonds rated BBB and below, especially non-enhanced tobacco municipal bonds, hospital bonds, special project financing bonds and single-family housing bonds.

      At the same time, of course, we intend to maintain our focus on seeking higher quality securities with good structure and on further diversifying the portfolios. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

22 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 28, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 23

RiverSource California Tax-Exempt Fund

                                                 BEGINNING          ENDING          EXPENSES
                                               ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING      ANNUALIZED
                                               SEPT. 1, 2006    FEB. 28, 2007    THE PERIOD(a)    EXPENSE RATIO
Class A
   Actual(b)                                       $1,000         $1,029.10          $3.97             .79%
   Hypothetical (5% return before expenses)        $1,000         $1,020.88          $3.96             .79%
Class B
   Actual(b)                                       $1,000         $1,025.30          $7.78            1.55%
   Hypothetical (5% return before expenses)        $1,000         $1,017.11          $7.75            1.55%
Class C
   Actual(b)                                       $1,000         $1,025.30          $7.78            1.55%
   Hypothetical (5% return before expenses)        $1,000         $1,017.11          $7.75            1.55%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Feb. 28, 2007:
      +2.91% for Class A, +2.53% for Class B and +2.53% for Class C.

RiverSource Massachusetts Tax-Exempt Fund

                                                 BEGINNING          ENDING          EXPENSES
                                               ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING        ANNUALIZED
                                               SEPT. 1, 2006    FEB. 28, 2007    THE PERIOD(a)    EXPENSE RATIO(c)
Class A
   Actual(b)                                       $1,000         $1,023.20          $4.11               .82%
   Hypothetical (5% return before expenses)        $1,000         $1,020.73          $4.11               .82%
Class B
   Actual(b)                                       $1,000         $1,019.40          $7.91              1.58%
   Hypothetical (5% return before expenses)        $1,000         $1,016.96          $7.90              1.58%
Class C
   Actual(b)                                       $1,000         $1,021.30          $7.92              1.58%
   Hypothetical (5% return before expenses)        $1,000         $1,016.96          $7.90              1.58%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Feb. 28, 2007:
      +2.32% for Class A, +1.94% for Class B and +2.13% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 10 to the financial statements.


------------------------------------------------------------------------------

24 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

                                                 BEGINNING          ENDING          EXPENSES
                                               ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING        ANNUALIZED
                                               SEPT. 1, 2006    FEB. 28, 2007    THE PERIOD(a)    EXPENSE RATIO(c)
Class A
   Actual(b)                                       $1,000         $1,023.40          $4.06             .81%
   Hypothetical (5% return before expenses)        $1,000         $1,020.78          $4.06             .81%
Class B
   Actual(b)                                       $1,000         $1,019.60          $7.86            1.57%
   Hypothetical (5% return before expenses)        $1,000         $1,017.01          $7.85            1.57%
Class C
   Actual(b)                                       $1,000         $1,017.60          $7.85            1.57%
   Hypothetical (5% return before expenses)        $1,000         $1,017.01          $7.85            1.57%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Feb. 28, 2007:
      +2.34% for Class A, +1.96% for Class B and +1.76% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 10 to the financial statements.

RiverSource Minnesota Tax-Exempt Fund

                                                 BEGINNING          ENDING          EXPENSES
                                               ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING        ANNUALIZED
                                               SEPT. 1, 2006    FEB. 28, 2007    THE PERIOD(a)    EXPENSE RATIO(c)
Class A
   Actual(b)                                       $1,000         $1,024.50          $4.92             .98%
   Hypothetical (5% return before expenses)        $1,000         $1,019.93          $4.91             .98%
Class B
   Actual(b)                                       $1,000         $1,020.70          $8.72            1.74%
   Hypothetical (5% return before expenses)        $1,000         $1,016.17          $8.70            1.74%
Class C
   Actual(b)                                       $1,000         $1,020.70          $8.72            1.74%
   Hypothetical (5% return before expenses)        $1,000         $1,016.17          $8.70            1.74%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Feb. 28, 2007:
      +2.45% for Class A, +2.07% for Class B and +2.07% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 10 to the financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 25

RiverSource New York Tax-Exempt Fund

                                                 BEGINNING          ENDING          EXPENSES
                                               ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING        ANNUALIZED
                                               SEPT. 1, 2006    FEB. 28, 2007    THE PERIOD(a)    EXPENSE RATIO(c)
Class A
   Actual(b)                                       $1,000         $1,026.00          $4.97             .99%
   Hypothetical (5% return before expenses)        $1,000         $1,019.89          $4.96             .99%
Class B
   Actual(b)                                       $1,000         $1,022.10          $8.77            1.75%
   Hypothetical (5% return before expenses)        $1,000         $1,016.12          $8.75            1.75%
Class C
   Actual(b)                                       $1,000         $1,022.10          $8.77            1.75%
   Hypothetical (5% return before expenses)        $1,000         $1,016.12          $8.75            1.75%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Feb. 28, 2007:
      +2.60% for Class A, +2.21% for Class B and +2.21% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 10 to the financial statements.

RiverSource Ohio Tax-Exempt Fund

                                                 BEGINNING          ENDING          EXPENSES
                                               ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING        ANNUALIZED
                                               SEPT. 1, 2006    FEB. 28, 2007    THE PERIOD(a)    EXPENSE RATIO(c)
Class A
   Actual(b)                                       $1,000         $1,024.80          $4.07             .81%
   Hypothetical (5% return before expenses)        $1,000         $1,020.78          $4.06             .81%
Class B
   Actual(b)                                       $1,000         $1,020.90          $7.87            1.57%
   Hypothetical (5% return before expenses)        $1,000         $1,017.01          $7.85            1.57%
Class C
   Actual(b)                                       $1,000         $1,020.90          $7.87            1.57%
   Hypothetical (5% return before expenses)        $1,000         $1,017.01          $7.85            1.57%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Feb. 28, 2007:
      +2.48% for Class A, +2.09% for Class B and +2.09% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 10 to the financial statements.


------------------------------------------------------------------------------

26 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource California Tax-Exempt Fund

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.7%)

NAME OF                               COUPON       PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
      08-15-20                         6.13%    $   2,500,000     $   2,712,625
Alhambra City Elementary School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FSA)
      09-01-22                         5.95         1,055,000(b)        548,336
Anaheim Community Facilities District
   Special Tax Bonds
   Stadium Lofts
   Series 2007
      09-01-37                         5.00         1,000,000         1,020,870
Anaheim Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2002A (FSA)
      08-01-16                         5.38         1,550,000         1,688,772
Beaumont Financing Authority
   Prerefunded Revenue Bonds
   Series 2000A
      09-01-32                         7.38         1,955,000         2,230,147
California County Tobacco Securitization Agency
   Asset-backed Revenue Bonds
   Alameda County
   Series 2002
      06-01-29                         5.75           785,000           825,561
      06-01-42                         6.00           240,000           258,638
California Educational Facilities Authority
   Revenue Bonds
   Stanford University
   Series 1997N
      12-01-27                         5.20         1,000,000         1,021,390
California Educational Facilities Authority
   Revenue Bonds
   University of Southern California
   Series 2003A
      10-01-33                         5.00         2,000,000         2,107,920
California Educational Facilities Authority
   Revenue Bonds
   University of the Pacific
   Series 2006
      11-01-25                         5.00         1,685,000         1,780,641
California Health Facilities Financing Authority
   Prerefunded Revenue Bonds
   Sutter Health
   Series 1999A (MBIA)
      08-15-28                         5.35           160,000           168,118

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON       PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
California Health Facilities Financing Authority
   Refunding Revenue Bonds
   Cedars-Sinai Medical Center
   Series 2005
      11-15-18                         5.00%    $   1,500,000     $   1,596,675
      11-15-34                         5.00         1,525,000         1,591,536
California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
      07-01-23                         5.25         3,500,000         3,729,389
California Health Facilities Financing Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006A
      04-01-39                         5.25         2,000,000         2,144,520
California Housing Finance Agency
   Revenue Bonds
   Home Mortgage
   Series 2006H (FGIC) A.M.T.
      08-01-30                         5.75         2,000,000         2,154,280
California Housing Finance Agency
   Revenue Bonds
   Home Mortgage
   Series 2006K A.M.T.
      08-01-41                         4.80         1,500,000         1,509,660
      02-01-42                         5.50         1,000,000(g)      1,066,100
California Infrastructure & Economic Development Bank
   Prerefunded Revenue Bonds
   Bay Area Toll Bridges
   1st Lien
   Series 2003A (AMBAC)
      07-01-36                         5.00           225,000           258,658
California Pollution Control Financing Authority
   Revenue Bonds
   Waste Management Project
   Series 2005C A.M.T.
      11-01-23                         5.13         1,500,000         1,581,135
California Rural Home Mortgage Finance Authority
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
      12-01-29                         6.35            45,000            45,025
California Statewide Communities Development Authority
   Prerefunded Revenue Bonds
   Thomas Jefferson School of Law Project
   Series 2001
      10-01-31                         7.75         2,460,000         2,836,995

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON       PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2004E
      04-01-32                         3.88%    $     750,000     $     751,388
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006B
      03-01-45                         5.25         1,000,000(g)      1,069,440
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2007B
      04-01-36                         4.37           300,000(i)        301,440
Chabot-Las Positas Community College District
   Unlimited General Obligation Bonds
   Capital Appreciation Election 2004-B
   Zero Coupon
   Series 2006 (AMBAC)
      08-01-19                         4.75         1,000,000(b)        587,510
City of Azusa
   Special Tax Bonds Escrow
   Community Facilities
   Series 2007
      09-01-27                         5.00         1,110,000         1,127,183
City of Long Beach
   Refunding Revenue Bonds
   Series 2005A (MBIA) A.M.T.
      05-15-20                         5.00         1,500,000         1,596,285
      05-15-21                         5.00         1,000,000         1,062,760
City of Los Angeles
   Revenue Bonds
   Series 2003A (FSA)
      02-01-13                         5.00         2,000,000         2,152,120
Clovis Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation Election 2004
   Zero Coupon
   Series 2004A (FGIC)
      08-01-24                         4.65         5,000,000(b)      2,417,100
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2004A
      07-01-24                         5.00         1,000,000(c)      1,051,850
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
      07-01-30                         5.25           500,000(c)        544,145

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT   27

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON       PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding
   & Public Improvement Bonds
   Series 2006B
      07-01-32                         5.25%    $   1,250,000(c)  $   1,359,363
      07-01-35                         5.00         1,250,000(c)      1,324,425
County of Riverside
   Certificate of Participation
   Series 1998 (MBIA)
      12-01-21                         5.00         1,530,000         1,575,640
County of San Diego
   Certificate of Participation
   Series 1993 Inverse Floater (AMBAC)
      09-01-07                         7.17         3,200,000(f)      3,261,759
Desert Sands Unified School District
   Refunding Certificate of Participation
   Series 2003 (MBIA)
      03-01-17                         5.25         1,135,000         1,230,624
Eastern Municipal Water
   Special Tax Bonds
   District #2004-27 Cottonwood
   Series 2006
      09-01-27                         5.00           200,000           203,782
      09-01-36                         5.00           500,000           507,440
Encinitas Union School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1996 (MBIA)
      08-01-15                         5.85         2,500,000(b)      1,802,475
Fontana Unified School District
   Unlimited General Obligation Bonds
   Convertible Capital Appreciation
   Series 1997D (FGIC)
      05-01-22                         5.75         2,000,000         2,124,920
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
      06-01-45                         5.00         1,300,000         1,351,701
Golden State Tobacco Securitization Corporation
   Prerefunded Enhanced Asset-backed Revenue Bonds
   Series 2003B (FSA)
      06-01-43                         5.00           110,000           118,086
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
      06-01-33                         6.25         2,490,000         2,795,822
      06-01-39                         6.75         1,510,000         1,735,262
      06-01-40                         6.63           750,000           856,755
Inglewood Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Redevelopment Project
   Series 1998A (AMBAC)
      05-01-23                         5.25         1,100,000         1,257,333

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON       PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Lake Elsinore Public Financing Authority
   Revenue Bonds
   Series 1997F
      09-01-20                         7.10%    $     780,000     $     803,876
Lammersville School District Community Facilities District
   Special Tax Bonds
   #2002 Mountain House
   Series 2006
      09-01-35                         5.13         1,000,000         1,022,030
Lancaster Redevelopment Agency
   Refunding Tax Allocation Bonds
   Combined Redevelopment Project Areas
   Series 2003 (MBIA)
      08-01-17                         5.13         1,840,000         2,052,888
Los Angeles Department of Water & Power
   Revenue Bonds
   Power System
   Series 2003B (FSA)
      07-01-16                         5.13         1,460,000         1,582,246
      07-01-17                         5.13         2,315,000         2,503,395
Los Angeles Harbor Department
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
      08-01-13                         5.00         2,000,000         2,134,080
Los Angeles Harbor Department
   Revenue Bonds
   Series 1988 Escrowed to Maturity
      10-01-18                         7.60           880,000(g)      1,068,109
Los Angeles Municipal Improvement Corporation
   Revenue Bonds
   Police Headquarters Facility
   Series 2006A (FGIC)
      01-01-31                         4.75         3,000,000         3,131,520
Menlo Park
   Unlimited General Obligation Bonds
   Series 2002
      08-01-32                         5.30         1,900,000         2,050,613
Merced Community College District
   Refunding Revenue Bonds
   School Facilities Financing Authority
   Series 2006 (MBIA)
      08-01-21                         5.00           700,000           785,050
Oxnard School District
   Unlimited General Obligation Refunding Bonds
   Series 2001A (MBIA)
      08-01-30                         5.75         2,575,000         3,149,663
Pittsburg Redevelopment Agency
   Tax Allocation Bonds
   Los Medanos Community Development Project
   Zero Coupon
   Series 1999 (AMBAC)
      08-01-24                         6.05         2,100,000(b)      1,006,572
Port of Oakland
   Revenue Bonds
   Series 1997G (MBIA) A.M.T.
      11-01-25                         5.38         3,080,000         3,176,957

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON       PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Port of Oakland
   Revenue Bonds
   Series 2000K (FGIC) A.M.T.
      11-01-18                         5.63%    $   1,000,000     $   1,050,700
Puerto Rico Highway & Transportation Authority
   Refunding Revenue Bonds
   Series 2007N (MBIA)
      07-01-32                         5.25         1,000,000(c,j)    1,187,100
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
      07-01-36                         5.00         1,000,000(c)      1,062,730
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
      08-01-29                         5.25         1,000,000(c)      1,067,990
Roseville Natural Gas Finance Authority
   Revenue Bonds
   Series 2007
      02-15-22                         5.00         1,500,000         1,653,240
      02-15-25                         5.00         1,500,000         1,666,230
San Diego Public Water Facilities Financing Authority
   Revenue Bonds
   Series 2002 (MBIA)
      08-01-26                         5.00         2,500,000         2,627,800
San Diego Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FGIC)
      07-01-12                         3.70         3,420,000(b)      2,794,721
San Francisco Bay Area Transit Financing Authority
   Prerefunded Revenue Bonds
   Series 2001 (AMBAC)
      07-01-36                         5.13         1,475,000         1,568,471
San Francisco Bay Area Transit Financing Authority
   Unrefunded Revenue Bonds
   Series 2001 (AMBAC)
      07-01-36                         5.13           525,000           550,111
San Francisco City & County Airports Commission
   Refunding Revenue Bonds
   2nd Series 2001-27B (FGIC)
      05-01-16                         5.25         2,170,000         2,312,981
San Francisco City & County Public Utilities Commission
   Revenue Bonds
   Series 2002A (MBIA)
      11-01-25                         5.00         2,000,000         2,114,760
San Juan Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999 (FSA)
      08-01-21                         5.68           820,000(b)        457,634
      08-01-24                         5.70         1,810,000(b)        882,484

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

28 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON       PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
San Mateo County Community College District
   Unlimited General Obligation Bonds
   Election of 2001
   Series 2002A (FGIC)
      09-01-18                         5.38%    $   1,000,000     $   1,089,770
Santa Maria Joint Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 2000
   Series 2003B (FSA)
      08-01-27                         5.00         3,000,000         3,306,779
Semitropic Improvement District
   Revenue Bonds
   Series 2004A (XLCA)
      12-01-28                         5.00         2,000,000         2,112,780
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
      10-01-25                         5.38         2,500,000         2,652,800
State of California
   Unlimited General Obligation Bonds
   Series 2001
      03-01-31                         5.13         2,500,000         2,605,550
      06-01-31                         5.13         2,500,000         2,611,475
State of California
   Unlimited General Obligation Bonds
   Series 2002
      02-01-15                         6.00         1,000,000(g)      1,146,040
State of California
   Unlimited General Obligation Bonds
   Series 2003
      02-01-21                         5.25         2,500,000         2,698,400
      02-01-29                         5.25         2,500,000         2,669,600
      02-01-32                         5.00         2,500,000         2,621,225
State of California
   Unlimited General Obligation Bonds
   Series 2004
      03-01-14                         5.25         2,000,000         2,184,220
      04-01-29                         5.30         2,000,000         2,158,720
      02-01-33                         5.00         1,000,000         1,051,160
State of California
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
      02-01-33                         5.00         2,500,000         2,643,275
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
      11-01-22                         5.00         2,000,000         2,114,560
      11-01-23                         5.13         2,500,000         2,673,325
      11-01-24                         5.13         2,000,000         2,136,260
      11-01-29                         5.25           500,000           537,690

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON       PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2005
      06-01-28                         5.00%    $   2,000,000     $   2,126,080
State of California
   Unlimited General Obligation Bonds
   Veterans
   Series 2000BJ A.M.T.
      12-01-12                         4.95         2,250,000         2,318,445
      12-01-13                         5.05         1,435,000         1,480,418
      12-01-14                         5.15         2,535,000         2,617,235
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
      05-01-19                         5.63           400,000           427,016
Stockton
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
      02-01-23                         7.50            30,000            30,230
Tobacco Securitization Authority of Southern California
   Revenue Bonds
   Series 2006-A1
      06-01-37                         5.00         2,000,000         2,030,140
University of California
   Revenue Bonds
   Multiple Purpose Projects
   Series 2003Q (FSA)
      09-01-18                         5.00         2,000,000         2,138,140
Walnut Energy Center Authority
   Prerefunded Revenue Bonds
   Series 2004A (AMBAC)
      01-01-29                         5.00         2,500,000         2,632,575
      01-01-34                         5.00         1,000,000         1,050,300
Whittier Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 1999
   Series 2003D (FSA)
      08-01-28                         5.00         2,615,000         2,815,309
-------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $162,562,209)                                              $ 171,187,067
-------------------------------------------------------------------------------

MUNICIPAL NOTES (1.8%)

ISSUE(d,e,h)                        EFFECTIVE       AMOUNT            VALUE(a)
                                      YIELD       PAYABLE AT
                                                   MATURITY
California Health Facilities Financing Authority
   Revenue Bonds
   Sutter Health
   V.R.D.N. Series 1996B (KBC Bank) AMBAC
      07-01-12                         3.50%    $     700,000     $     700,000
California Infrastructure & Economic Development Bank
   Revenue Bonds
   Rand Corporation
   V.R.D.N. Series 2002B
  (JPMorgan Chase Bank) AMBAC
      04-01-42                         3.50         1,100,000         1,100,000
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2002B-3
   (Bank of New York)
      05-01-22                         3.50           900,000           900,000
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2005F-4
   (Bank of America)
      05-01-22                         3.53           400,000           400,000
-------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $3,100,000)                                                $   3,100,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $165,662,209)(k)                                           $ 174,287,067
===============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 29

RiverSource California Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      4.3% of net assets at Feb. 28, 2007.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Feb. 28, 2007, the value of securities subject to alternative minimum tax represented
                  12.3% of net assets.

      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Feb. 28, 2007. At Feb. 28, 2007, the value of inverse floaters represented 1.8% of net assets.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Treasury Note, June 2007, 10-year                     $13,600,000

(h) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(j) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,187,100.

(k) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $165,662,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 8,664,000
      Unrealized depreciation                                          (39,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 8,625,000
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

------------------------------------------------------------------------------

30 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Massachusetts Tax-Exempt Fund

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (95.9%)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(c,d)
Boston Metropolitan District
   Unlimited General Obligation Refunding Bonds
   Series 2002A
      12-01-11                         5.13%    $   2,050,000     $   2,173,964
City of Boston
   Revenue Bonds
      Series 2004A
      11-01-22                         5.00         1,000,000         1,071,470
City of Boston
   Unlimited General Obligation Refunding Bonds
   Series 2003A (MBIA)
      02-01-23                         5.00         1,000,000         1,052,640
City of Springfield
   Prerefunded Limited General Obligation Bonds
   State Qualified
   Series 2003 (MBIA)
      01-15-20                         5.25         1,405,000         1,522,584
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C (FSA)
      11-01-15                         5.50         2,500,000         2,826,599
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 1997A (AMBAC)
      08-01-10                         5.75         2,185,000         2,332,051
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B
      08-01-22                         5.25           500,000           573,835
      08-01-28                         5.25           500,000           585,330
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B (MBIA)
      08-01-27                         5.25           500,000           586,595
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002A (FGIC)
      01-01-14                         5.00         1,500,000         1,536,105
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C
      11-01-30                         5.25         1,290,000         1,390,452
      11-01-30                         5.25           710,000(g)        765,288
Commonwealth of Massachusetts
   Prerefunded Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2003D
      10-01-22                         5.25         1,000,000         1,088,450

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(c,d)
Commonwealth of Massachusetts
   Refunding Revenue Bonds
   Series 2005 (FGIC)
      01-01-28                         5.50%    $     500,000     $     602,095
Commonwealth of Massachusetts
   Special Obligation Refunding Bonds
   Federal Highway Grant Anticipation Notes
   Series 2003A (FSA)
      12-15-14                         5.00         1,000,000         1,083,600
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2005B
      08-01-14                         5.00           750,000           810,608
Commonwealth of Massachusetts
   Unlimited General Obligation Refunding Bonds
   Series 2004A (FSA)
      08-01-20                         5.25           500,000(g)        571,055
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001 (FSA)
      07-01-16                         5.50           500,000(b)        569,965
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001A (FGIC)
      07-01-29                         5.50           250,000(b)        304,588
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
      07-01-27                         5.25           375,000(b)        409,020
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                         5.25           375,000(b)        407,809
      07-01-35                         5.00           250,000(b)        264,885
Massachusetts Bay Transportation Authority
   Prerefunded Special Assessment Bonds
   Series 2005A
      07-01-25                         5.00           250,000(g)        273,460
      07-01-26                         5.00           250,000           273,460
Massachusetts Bay Transportation Authority
   Refunding Revenue Bonds
   Series 1992B
      03-01-16                         6.20         1,500,000         1,709,985

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(c,d)
Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
      07-01-30                         5.00%    $     450,000     $     515,574
      07-01-31                         5.00           500,000           573,870
Massachusetts Development Finance Agency
   Prerefunded Revenue Bonds
   Briarwood
   Series 2001B
      12-01-30                         8.25           750,000           873,465
Massachusetts Development Finance Agency
   Revenue Bonds
   Boston University
   Series 1999P
      05-15-59                         6.00           325,000           403,822
Massachusetts Development Finance Agency
   Revenue Bonds
   Devens Electric System
   Series 2001
      12-01-30                         6.00         1,000,000         1,076,050
Massachusetts Development Finance Agency
   Revenue Bonds
   May Institute
   Series 1999 (Radian Group Financial Guaranty)
      09-01-29                         5.75         1,000,000         1,050,890
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Boston College
   Series 2003N
      06-01-21                         5.25         1,000,000         1,086,170
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
      07-15-37                         5.13         2,000,000         2,121,380
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2004M
      07-01-25                         5.25         1,000,000         1,166,890
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Milford Regional Medical
   Series 2007E
      07-15-27                         5.00           250,000           259,600
      07-15-32                         5.00           250,000           258,573
      07-15-37                         5.00           500,000           515,060

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 31

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(c,d)
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Williams College
   Series 2003H
      07-01-33                         5.00%    $   1,000,000     $   1,055,320
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2003-98 A.M.T.
      06-01-23                         4.88           985,000         1,008,000
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2006-122 A.M.T.
      12-01-31                         4.85           750,000           769,103
Massachusetts Industrial Finance Agency
   Revenue Bonds
   Tufts University
   Series 1998H (MBIA)
      02-15-28                         4.75         1,000,000         1,009,960
Massachusetts Municipal Wholesale Electric Company
   Revenue Bonds
   Nuclear Project #5
   Series 2001A (MBIA)
      07-01-10                         5.00         1,000,000         1,040,240
Massachusetts Port Authority
   Revenue Bonds
   Series 2003A (MBIA)
      07-01-18                         5.00         1,000,000         1,062,780
Massachusetts State Water Pollution Abatement
   Prerefunded Revenue Bonds
   Pool Program
   Series 2004-10
      08-01-34                         5.00           855,000           928,128
Massachusetts State Water Pollution Abatement
   Unrefunded Revenue Bonds
   Pool Program
   Series 2002-8
      08-01-20                         5.00            25,000            26,528
Massachusetts State Water Pollution Abatement
   Unrefunded Revenue Bonds
   Pool Program
   Series 2004-10
      08-01-34                         5.00           145,000           153,542

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(c,d)
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 1998B (FSA)
      08-01-11                         5.50%    $   1,430,000     $   1,536,106
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 2005A (MBIA)
      08-01-22                         5.00           500,000           546,655
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 1992A (FGIC)
      07-15-19                         6.50         2,000,000         2,400,139
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2004D (MBIA)
      08-01-27                         4.75         1,000,000         1,030,570
Puerto Rico Highway & Transportation Authority
   Refunding Revenue Bonds
   Series 2007N (MBIA)
      07-01-32                         5.25           300,000(b,f)      356,130
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
      07-01-13                         6.25           300,000(b)        339,324
Puerto Rico Infrastructure Financing Authority
   Refunding Special Tax Bonds
   Series 2005C (AMBAC)
      07-01-23                         5.50           500,000(b)        594,554
University of Massachusetts Building Authority
   Prerefunded Revenue Bonds
   Series 2003-1 (AMBAC)
      11-01-21                         5.25         1,000,000         1,093,740
University of Massachusetts Building Authority
   Revenue Bonds
   Series 1976 Escrowed to Maturity
      05-01-11                         7.50            50,000            53,778
Woods Hole Martha's Vineyard &
   Nantucket Steamship Authority
   Revenue Bonds
   Series 2004B
      03-01-20                         5.00           750,000           810,435
Worcester
   Limited General Obligation Bonds
   Series 2001A (FGIC)
      08-15-12                         5.50         1,400,000         1,500,590
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $50,237,779)                                               $  52,002,859
--------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (2.1%)(e)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(c,d)
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
      07-01-17                         5.50%    $   1,000,000(b)  $   1,149,510
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,000,000)                                                $   1,149,510
--------------------------------------------------------------------------------

MUNICIPAL NOTES (0.7%)

ISSUE(c,d,h)                        EFFECTIVE       AMOUNT           VALUE(a)
                                      YIELD       PAYABLE AT
                                                   MATURITY
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Capital Assets Program
   V.R.D.N. Series 1985D (State Street B&T) MBIA
      01-01-35                         3.63%    $     400,000     $     400,000
--------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $400,000)                                                  $     400,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $51,637,779)(i)                                            $  53,552,369
================================================================================


See accompanying notes to investments in securities.


------------------------------------------------------------------------------

32 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      8.1% of net assets at Feb. 28, 2007.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(d)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Feb. 28, 2007, the value of securities subject to alternative minimum tax represented
                  3.3% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(e)   Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(f) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $356,130.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      Sale contracts
      U.S. Treasury Note, June 2007, 10-year                     $  4,300,000

(h) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(i) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $51,138,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  1,989,000
      Unrealized depreciation                                         (75,000)
      ------------------------------------------------------------------------

      Net unrealized appreciation                                $  1,914,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 33

INVESTMENTS IN SECURITIES

RiverSource Michigan Tax-Exempt Fund

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (95.4%)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE (d,e)
Allen Park Public School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-18                         5.00%    $     500,000    $     536,320
Anchor Bay School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-29                         5.00         1,000,000        1,050,720
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001A (FGIC)
      07-01-29                         5.50           500,000(c)       609,175
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2004A
      07-01-24                         5.00           500,000(c)       525,925
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
      07-01-30                         5.25           250,000(c)       272,073
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                         5.25           250,000(c)       271,873
      07-01-35                         5.00           250,000(c)       264,885
Detroit
   Prerefunded Revenue Bonds
   Series 2003B (MBIA)
      07-01-32                         5.25         1,500,000        1,634,324
Detroit
   Revenue Bonds
   Second Lien
   Series 2005A (MBIA)
      07-01-30                         5.00           500,000          532,520
Detroit
   Revenue Bonds
   Senior Lien
   Series 2003A (MBIA)
      07-01-34                         5.00         1,375,000        1,450,281

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE (d,e)
Detroit
   Unlimited General Obligation Bonds
   Series 2001A-1 (MBIA)
      04-01-15                         5.38%    $   1,000,000    $   1,067,230
Eastern Michigan University
   Prerefunded Revenue Bonds
   Series 2003A (FGIC)
      06-01-28                         5.00         1,000,000        1,074,660
Goodrich Area School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
      05-01-27                         5.00           505,000          544,935
Goodrich Area School District
   Unrefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
      05-01-27                         5.00           495,000          524,834
Grand Rapids Building Authority
   Prerefunded Revenue Bonds
   Series 2002A (AMBAC)
      10-01-17                         5.50           505,000(h)       551,975
Grand Rapids Building Authority
   Unrefunded Revenue Bonds
   Series 2002A (AMBAC)
      10-01-17                         5.50           765,000          832,940
Grand Traverse Academy
   Refunding Revenue Bonds
   Series 2007
      11-01-17                         5.00           390,000(i)       407,047
Howell Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-29                         5.00         1,000,000        1,056,080
Jackson
   Limited General Obligation Bonds
   Capital Appreciation
   Downtown Development
   Zero Coupon
   Series 2001 (FSA)
      06-01-21                         5.58         1,450,000(b)       796,717
L'Anse Creuse Public Schools
   Unlimited General Obligation Refunding Bonds
   Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-11                         4.00         1,000,000        1,011,030

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE (d,e)
Lansing Community College
   Limited General Obligation Bonds
   Series 2002 (FGIC)
      05-01-12                         5.00%    $   1,000,000    $   1,063,840
Lawton Community Schools
   Prerefunded Unlimited General Obligation Bonds
   Series 2001
   (Qualified School Bond Loan Fund)
      05-01-31                         5.00           800,000          845,816
Lawton Community Schools
   Unrefunded Unlimited General Obligation Bonds
      Series 2001
   (Qualified School Bond Loan Fund)
      05-01-31                         5.00           200,000          208,494
Manchester Community Schools
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2001
   (Qualified School Bond Loan Fund)
      05-01-26                         5.00         1,400,000        1,473,303
Michigan Higher Education Student Loan Authority
   Revenue Bonds
   Student Loan
   Series 2006 XVII-Q (AMBAC) A.M.T.
      03-01-26                         4.95           200,000          208,614
      03-01-31                         5.00           725,000          758,444
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
      10-01-15                         5.00           500,000(h)       546,210
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2001
      10-01-14                         5.00           500,000          528,390
      10-01-20                         5.00         1,000,000        1,054,630
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2006
      10-01-27                         5.00           390,000(h)       420,432
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2002
      10-01-20                         5.38         1,000,000        1,089,390
      10-01-21                         5.38         1,000,000        1,087,820

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

34 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE (d,e)
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
      06-01-19                         5.00%    $     500,000    $     536,950
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
      01-01-09                         5.25         1,000,000        1,027,730
      01-01-14                         5.25           500,000          545,380
Michigan State Building Authority
   Refunding Revenue Bonds
   Facilities Program
   Series 2003 II (MBIA)
      10-15-29                         5.00         1,000,000        1,058,140
Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Henry Ford Health System
   Series 2006A
      11-15-26                         5.00           500,000          529,510
      11-15-46                         5.25           750,000          801,653
Michigan State Hospital Finance Authority
   Revenue Bonds
   MidMichigan Obligated Group
   Series 2006A
      04-15-36                         5.00           500,000          522,295
Michigan State Hospital Finance Authority
   Revenue Bonds
   Oakwood Obligated Group
   Series 2003
      11-01-18                         5.50         1,000,000        1,078,960
Michigan Strategic Fund
   Refunding Revenue Bonds
   Detroit Edison
   Series 1990BB (MBIA)
      07-15-08                         7.00         1,000,000        1,043,760
Oakland Schools Intermediate School District
   Limited General Obligation Bonds
   School Building & Site
   Series 2007 (FSA)
      05-01-36                         5.00           500,000(i)       538,340
Plymouth-Canton Community School District
   Unlimited General Obligation Refunding Bonds
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-15                         5.25           600,000          653,160
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C (XLCA)
      07-01-13                         5.50         1,000,000(c)     1,105,329

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE (d,e)
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
      07-01-36                         5.00%    $     500,000(c) $     531,365
Roseville School District
   Refunding Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (FSA)
   (Qualified School Bond Loan Fund)
      05-01-23                         5.00           500,000          539,185
Saline Area Schools
   Unlimited General Obligation Bonds
   Series 2000A
   (Qualified School Bond Loan Fund)
      05-01-09                         4.75         1,000,000        1,021,720
South Lyon Community Schools
   Prerefunded Unlimited General Obligation Bonds
   School Building & Site
   Series 2003 (FGIC)
      05-01-28                         5.00         1,000,000        1,068,900
Southfield Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003A
   (Qualified School Bond Loan Fund)
      05-01-22                         5.25         1,025,000        1,109,932
State of Michigan
   Certificate of Participation
   Series 2004A (MBIA)
      09-01-31                         4.25           750,000          765,045
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
      07-01-30                         7.38           750,000          835,613
Summit Academy
   Prerefunded Certificate of Participation
   Full Term
   Series 1998
      09-01-18                         7.00           455,000          474,943
Troy City School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (MBIA)
   (Qualified School Board Loan Fund)
      05-01-24                         5.00           500,000          540,780
Waverly Community School
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (FGIC)
      05-01-17                         5.25         1,000,000        1,048,150
Wayne County Airport Authority
   Revenue Bonds
   Detroit Metro Wayne County Airport
   Series 2005 (MBIA) A.M.T.
      12-01-19                         4.75           500,000          518,060

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE (d,e)
Western Township Utilities Authority
   Limited General Obligation Bonds
   Series 2002 (FGIC)
      01-01-08                         5.00%    $     500,000    $     505,395
Williamston Community School District
   Unlimited General Obligation Bonds
   Series 1996 (MBIA)
   (Qualified School Bond Loan Fund)
      05-01-25                         5.50         1,000,000        1,160,290
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $42,267,523)                                              $  43,861,512
------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.3%)(g)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE (d,e)
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
      07-01-17                         5.50%    $     500,000(c) $     574,755
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $561,588)                                                 $     574,755
------------------------------------------------------------------------------

MUNICIPAL NOTES (4.6%)

ISSUE(d,e,f)                        EFFECTIVE      AMOUNT           VALUE(a)
                                      YIELD      PAYABLE AT
                                                  MATURITY
Royal Oak Hospital Finance Authority
   Refunding Revenue Bonds
   William Beaumont University
   V.R.D.N. Series 2006U (Morgan Stanley Bank) AMBAC
      01-01-20                         3.64%    $   1,300,000    $   1,300,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
      12-01-19                         3.64           800,000          800,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $2,100,000)                                               $   2,100,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $44,929,111)(j)                                           $  46,536,267
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 35

RiverSource Michigan Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      9.0% of net assets at Feb. 28, 2007.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Feb. 28, 2007, the value of securities subject to alternative minimum tax represented
                  3.2% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(g)   Municipal Bonds Held in Trust - See Note 1 to the financial statements.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Treasury Note, June 2007, 10-year                     $  3,700,000

(i) At Feb. 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $938,956.

(j) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $44,679,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  1,647,000
      Unrealized depreciation                                         (40,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $  1,607,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

36 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Minnesota Tax-Exempt Fund

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.8%)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Anoka County Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Housing Development
   Series 2004 (AMBAC)
      02-01-34                         5.00%    $   1,355,000    $   1,432,655
Anoka-Hennepin Independent School District #11
   Unlimited General Obligation Bonds
   Series 2001A
   (School District Credit Enhancement Program)
      02-01-13                         5.00         4,175,000        4,378,281
      02-01-15                         5.00         1,990,000        2,084,684
      02-01-16                         5.00         2,000,000        2,095,900
Austin Housing & Redevelopment Authority
   Revenue Bonds
   Courtyard Residence Project
   Series 2000A
      01-01-32                         7.25         2,000,000        2,094,380
Bloomington Independent School District #271
   Unlimited General Obligation Bonds
   Series 2001A (FSA)
   (School District Credit Enhancement Program)
      02-01-24                         5.13         4,000,000        4,244,760
City of Breckenridge
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
      05-01-30                         5.00         3,335,000        3,502,450
City of Chaska
   Refunding Revenue Bonds
   Generating Facilities
   Series 2005A
      10-01-20                         5.25         1,165,000        1,275,966
      10-01-30                         5.00         3,800,000        4,002,844
City of Minneapolis
   Revenue Bonds
   Fairview Health Services
   Series 2002B (MBIA)
      05-15-14                         5.50         2,050,000        2,239,748
      05-15-15                         5.50         2,160,000        2,355,653
      05-15-16                         5.50         2,200,000        2,397,098
      05-15-17                         5.50         1,295,000        1,409,102
City of Minneapolis
   Unlimited General Obligation Bonds
   Convention Center
   Series 2002
      12-01-12                         5.00         1,500,000        1,570,620
City of Minneapolis
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2001
      12-01-11                         5.00         3,035,000        3,217,070

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL        VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
City of Stillwater
   Revenue Bonds
   Health System Obligation Group
   Series 2005
      06-01-19                         5.00%    $   2,505,000    $   2,636,062
      06-01-25                         5.00         1,750,000        1,836,590
      06-01-35                         5.00         3,145,000        3,293,947
City of Willmar
   Unlimited General Obligation Bonds
   Rice Memorial Hospital Project
   Series 2002 (FSA)
      02-01-11                         5.00         1,025,000        1,074,149
      02-01-12                         5.00         1,120,000        1,184,736
      02-01-13                         5.00         1,200,000        1,280,064
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001 (FSA)
      07-01-16                         5.50         1,500,000(c)     1,709,895
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
      07-01-27                         5.25         2,000,000(c)     2,181,440
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                         5.25         2,000,000(c)     2,174,980
      07-01-35                         5.00         1,500,000(c)     1,589,310
County of Ramsey
   Unlimited General Obligation Refunding Bonds
   Capital Improvement Plan
   Series 2002B
      02-01-14                         5.25         3,840,000        4,075,968
County of Washington
   Unlimited General Obligation Bonds
   Capital Improvement Plan
   Series 2000A
      02-01-20                         5.50         1,000,000        1,048,560
Edina Independent School District #273
   Unlimited General Obligation Bonds
   Series 2004
      02-01-12                         4.00         3,700,000        3,759,237
      02-01-22                         4.25         3,000,000        3,026,430
      02-01-23                         4.50         3,000,000        3,095,640
      02-01-24                         4.50         3,400,000        3,524,746

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
      02-01-16                         5.00%    $   3,000,000    $   3,193,140
Elk River Independent School District #728
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2007A (FSA)
   (School District Credit Enhancement Program)
      02-01-22                         4.25         5,275,000(b)     5,313,033
Farmington Independent School District #192
   Unlimited General Obligation Bonds
   School Building
   Series 2005B (FSA)
   (School District Credit Enhancement Program)
      02-01-21                         5.00         3,615,000        3,885,691
Hennepin County
   Unlimited General Obligation Bonds
   Series 2003
      12-01-23                         4.75         2,000,000(h)     2,078,060
Lake Superior Independent School District #381
   Unlimited General Obligation Bonds Building
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
      04-01-13                         5.00         1,795,000        1,922,840
Lakeville Independent School District #194
   Unlimited General Obligation Bonds
   Series 1997A
   (School District Credit Enhancement Program)
      02-01-22                         5.13         2,400,000        2,430,096
Marshall Independent School District #413
   Unlimited General Obligation Bonds
   Series 2003A (FSA)
   (School District Credit Enhancement Program)
      02-01-19                         4.13         1,560,000        1,576,318
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2003
      12-01-12                         5.25         1,000,000        1,055,600
      12-01-15                         5.13         1,500,000        1,575,210
      12-01-16                         5.25         1,250,000        1,321,000
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthSpan
   Series 1993A (AMBAC)
      11-15-18                         4.75         5,000,000        5,002,350

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 37

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 1996-1
      06-01-11                         6.00%    $     980,000    $     985,370
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 1997-7A
      06-01-12                         5.50           250,000          253,308
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 2001-2-A A.M.T.
      06-01-19                         5.88         1,000,000        1,069,960
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Mortgage-backed-City Living
   Series 2006A-5 (GNMA/FNMA/FHLMC)
      04-01-27                         5.45         2,250,000        2,404,373
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Single Family Housing
   Series 2005-A-4 (GNMA/FNMA/FHLMC) A.M.T.
      12-01-37                         4.70           104,428          105,580
Minneapolis-St. Paul Metropolitan Airports Commission
   Prerefunded Revenue Bonds
   Series 1998A (AMBAC)
      01-01-24                         5.20         4,000,000        4,090,680
Minneapolis-St. Paul Metropolitan Airports Commission
   Prerefunded Revenue Bonds
   Sub Series 2001C (FGIC)
      01-01-18                         5.50         2,000,000        2,132,240
      01-01-32                         5.25         7,000,000        7,400,959
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1999B (FGIC) A.M.T.
      01-01-16                         5.63         2,920,000        3,042,698
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 2001B (FGIC) A.M.T.
      01-01-16                         5.75         4,875,000        5,190,315
Minnesota Agricultural & Economic Development Board
   Prerefunded Revenue Bonds
   Health Care System
   Series 2000A
      11-15-22                         6.38         4,845,000        5,341,273
      11-15-29                         6.38         2,910,000        3,208,071
Minnesota Agricultural & Economic Development Board
   Revenue Bonds
   Health Care Benedictine
   Series 1999A (MBIA)
      02-15-16                         4.75         1,000,000        1,036,700

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Minnesota Agricultural & Economic Development Board
   Unrefunded Revenue Bonds
   Health Care System
   Series 2000A
      11-15-22                         6.38%    $     155,000    $     170,877
      11-15-29                         6.38            90,000           99,482
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   Macalester College
   6th Series 2004B
      03-01-17                         5.00         2,395,000        2,562,363
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. John's University
   6th Series 2005G
      10-01-22                         5.00         2,000,000        2,140,880
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   University of St.Thomas
   5th Series 2004Y
      10-01-34                         5.25         2,800,000        3,007,704
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2006B A.M.T.
      07-01-26                         4.75         1,905,000(h)     1,948,263
      07-01-31                         4.85         2,570,000        2,633,505
      07-01-37                         4.90         5,000,000        5,105,900
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2006M A.M.T.
      01-01-37                         5.75         3,000,000       3,223,650
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2007D A.M.T.
      01-01-38                         5.50         4,000,000(b)     4,252,280
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1996J A.M.T.
      07-01-21                         5.60            80,000           81,622
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1997K A.M.T.
      01-01-26                         5.75           935,000(h)       951,176
Minnesota Public Facilities Authority
   Prerefunded Revenue Bonds
   Series 2001A
      03-01-20                         5.00         4,000,000        4,155,040
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2002B
      03-01-13                         5.25         2,500,000        2,713,425
      03-01-14                         5.25         2,500,000        2,741,550

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2005C
      03-01-25                         5.00%    $   2,000,000    $  2,148,340
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2004A
      10-01-29                         5.13         3,500,000       3,710,350
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2005
      10-01-30                         5.00         2,000,000       2,106,760
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1989A (AMBAC)
      01-01-10                         3.80         2,000,000(g,h)   1,790,960
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Series 1998B (AMBAC)
      01-01-20                         4.75         5,000,000        5,124,400
Northfield
   Revenue Bonds
   Series 2006
      11-01-31                         5.38         1,500,000        1,576,635
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   School Building
   Series 2000A
   (School District Credit Enhancement Program)
      02-01-13                         5.75         3,200,000        3,406,912
      02-01-14                         5.75         1,100,000        1,169,685
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
      02-01-11                         5.00         1,570,000        1,648,783
      02-01-12                         5.00         3,455,000        3,664,235
      02-01-15                         5.25         3,585,000        3,837,061
Plymouth Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Governmental Housing Project
   Series 2005
      02-01-35                         5.00         2,135,000        2,291,880
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2003NN (MBIA)
      07-01-32                         5.00         2,820,000(c)     2,980,852
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
      07-01-13                         6.25         1,650,000(c)     1,866,282
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
      08-01-17                         5.25         2,250,000(c)     2,421,653

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

38 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Puerto Rico Municipal Finance Agency
   Unlimited General Obligation Bonds
   Series 2005A
      08-01-11                         5.00%    $   1,000,000(c) $   1,045,330
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
      07-01-36                         5.00         1,500,000(c)     1,594,095
Shakopee
   Revenue Bonds
St. Francis Regional Medical Center
   Series 2004
      09-01-25                         5.10         3,300,000        3,467,508
South Washington County
   Independent School District #833
   Unlimited General Obligation Bonds
   School Building
   Series 2006A (FSA)
   (School District Credit Enhancement Program)
      02-01-15                         5.00         4,500,000        4,891,230
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1994A (MBIA)
      01-01-19                         6.67         17,000,000(g)   10,472,679
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2002A (AMBAC)
      01-01-17                         5.25         6,000,000        6,707,280
St. Cloud Housing & Redevelopment Authority
   Revenue Bonds
   State University Foundation Project
   Series 2002
      05-01-18                         5.13         3,000,000        3,187,260
St. Paul Housing & Redevelopment Authority
   Prerefunded Revenue Bonds
   Community of Peace Academy Project
   Series 2001A
      12-01-30                         7.88         2,390,000        2,768,696
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Healtheast Project
   Series 2005
      11-15-25                         6.00         1,250,000        1,395,738
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2006
      05-15-23                         5.25         1,000,000        1,068,870
      05-15-26                         5.25         1,000,000        1,062,370
      05-15-36                         5.25         4,750,000        5,030,915

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Lyngblomsten Care Center Housing Project
   Series 1993
      11-01-17                         7.13%    $   1,410,000    $   1,413,440
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Rental - Lyngblomsten Housing Project
   Series 1993
      11-01-24                         7.00         1,640,000        1,643,460
St. Paul Port Authority
   Revenue Bonds
   Office Building at Cedar Street
   Series 2003
      12-01-23                         5.00         5,000,000        5,298,550
      12-01-27                         5.13         5,350,000        5,695,610
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2001
      10-01-10                         5.00         5,000,000        5,234,250
      10-01-14                         5.00         4,000,000        4,234,040
      10-01-15                         5.00         4,455,000        4,725,285
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2002
      08-01-10                         5.00         4,075,000        4,257,519
      11-01-15                         5.25         3,575,000        3,864,718
Steele Count
   Revenue Bonds
   Elderly Housing Project
   Series 2000
      06-01-30                         6.88         2,205,000        2,406,118
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
      12-01-34                         5.00         2,500,000        2,605,650
University of Minnesota
   Revenue Bonds
   State Supported Stadium Debt
   Series 2006
      08-01-24                         5.00         1,750,000        1,891,698
      08-01-25                         5.00         1,750,000        1,888,845
Virginia Housing & Redevelopment Authority
   Revenue Bonds
   Series 2005
   10-01-20                            5.13         1,350,000        1,405,512
Western Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2003A (MBIA)
      01-01-26                         5.00         7,250,000        7,642,079

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2002C (FSA)
   (School District Credit Enhancement Program)
      02-01-09                         5.00%    $   1,375,000    $   1,410,104
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   Series 2002B (FGIC)
   (School District Credit Enhancement Program)
      02-01-13                         5.00         1,405,000        1,490,087
      02-01-14                         5.00         1,480,000        1,568,948
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $306,464,498)                                             $ 318,308,219
--------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (8.2%)(i)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002 (FSA)
   (School District Credit Enhancement Program)
      02-01-18                         5.25%    $   3,600,000    $   3,879,072
      02-01-19                         5.25         3,450,000        3,717,444
      02-01-20                         5.25         2,850,000        3,070,932
      02-01-21                         5.25         3,865,000        4,164,611
Minnesota Housing Finance Agency
   Revenue Bonds
   Series 2002 A.M.T.
      07-01-33                         5.65         3,000,000        3,093,288
University of Minnesota
   Revenue Bonds
   Series 2002
      07-01-21                         5.50         8,500,000        9,966,987
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $26,054,372)                                              $  27,892,334
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 39

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL NOTES (3.4%)

ISSUE(d,e,f)                        EFFECTIVE       AMOUNT            VALUE
                                      YIELD       PAYABLE AT
                                                   MATURITY
Center City
   Revenue Bonds
   Hazelden Foundation Project
   V.R.D.N. Series 2005 (Bank of New York)
      11-01-35                         3.64%    $   4,000,000     $   4,000,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
      10-01-30                         3.64         1,200,000         1,200,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2002M1 (Harris Trust & Savings Bank)
      10-01-32                         3.64         1,100,000         1,100,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2002M2 (Harris Trust & Savings Bank)
      10-01-20                         3.64         3,900,000         3,900,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(d,e,f)                        EFFECTIVE       AMOUNT            VALUE
                                      YIELD       PAYABLE AT
                                                   MATURITY
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. Series 2005 (Allied Irish Bank)
      10-01-25                         3.64%    $     620,000     $     620,000
St. Paul Port Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. 7th Series 2005 (Allied Irish Bank)
      05-01-25                         3.64           700,000           700,000
-------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $11,520,000)                                               $  11,520,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $344,038,870)(j)                                           $ 357,720,553
================================================================================

 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,545,935.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      5.2% of net assets at Feb. 28, 2007.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA   -- ACA Financial Guaranty Corporation
      AMBAC -- Ambac Assurance Corporation
      BIG   -- Bond Investors Guarantee
      CGIC  -- Capital Guaranty Insurance Company
      CIFG  -- IXIS Financial Guaranty
      FGIC  -- Financial Guaranty Insurance Company
      FHA   -- Federal Housing Authority
      FNMA  -- Federal National Mortgage Association
      FHLMC -- Federal Home Loan Mortgage Corporation
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      MBIA  -- MBIA Insurance Corporation
      XLCA  -- XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    -- Alternative Minimum Tax -- At Feb. 28, 2007, the value of securities subject to alternative minimum tax represented
                   9.0% of net assets.
       B.A.N.   -- Bond Anticipation Note
       C.P.     -- Commercial Paper
       R.A.N.   -- Revenue Anticipation Note
       T.A.N.   -- Tax Anticipation Note
       T.R.A.N. -- Tax & Revenue Anticipation Note
       V.R.     -- Variable Rate
       V.R.D.B. -- Variable Rate Demand Bond
       V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


------------------------------------------------------------------------------

40 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

       TYPE OF SECURITY                                       NOTIONAL AMOUNT
--------------------------------------------------------------------------------
       SALE CONTRACTS
       U.S. Treasury Note, June 2007, 10-year                  $   26,100,000

(i)   Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(j) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $327,229,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $   13,880,000
      Unrealized depreciation                                        (198,000)
------------------------------------------------------------------------------
      Net unrealized appreciation                              $   13,682,000
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 41

INVESTMENTS IN SECURITIES

RiverSource New York Tax-Exempt Fund

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.5%)

NAME OF                            COUPON         PRINCIPAL          VALUE(a)
ISSUER AND                          RATE            AMOUNT
TITLE OF
ISSUE(b,c)
City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2002E
      08-01-16                      5.75%       $     100,000     $     110,524
City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2003I
      03-01-27                      5.38            1,465,000         1,602,314
City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2003J
      06-01-20                      5.50              655,000           723,179
City of New York
   Unlimited General Obligation Bonds
   Series 2002C (XLCA)
      03-15-12                      5.00            1,000,000         1,057,720
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
      06-01-18                      5.50            2,000,000         2,192,959
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
      11-01-34                      5.00            1,000,000         1,055,210
City of New York
   Unlimited General Obligation Refunding Bonds
   Series 2002E
      08-01-16                      5.75            1,900,000         2,085,269
City of New York
   Unrefunded Unlimited General Obligation Bonds
   Series 2003I
      03-01-27                      5.38              535,000           578,265
City of New York
   Unrefunded Unlimited General Obligation Bonds
   Series 2003J
      06-01-20                      5.50            1,345,000         1,476,339
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001A (FGIC)
      07-01-29                      5.50              500,000(d)        609,175
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2004A
      07-01-24                      5.00              500,000(d)        525,925
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
      07-01-30                      5.25              500,000(d)        544,145

MUNICIPAL BONDS (CONTINUED)

NAME OF                            COUPON         PRINCIPAL          VALUE(a)
ISSUER AND                          RATE            AMOUNT
TITLE OF
ISSUE(b,c)
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                      5.25%       $     500,000(d)  $     543,745
      07-01-35                      5.00              375,000(d)        397,328
County of Monroe
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 1996 (MBIA)
      03-01-15                      6.00            1,250,000         1,436,088
Hudson Yards Infrastructure Corporation
   Revenue Bonds
   Series 2006A
      02-15-47                      5.00              500,000           531,395
Liberty Development Corporation
   Revenue Bonds
   Goldman Sachs Headquarters
   Series 2005
      10-01-35                      5.25              500,000           586,865
Metropolitan Transportation Authority
   Prerefunded Revenue Bonds
   Series 1998A (FGIC)
      04-01-28                      4.75            1,000,000         1,081,850
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
      01-01-16                      5.75              500,000           569,660
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC)
      11-15-19                      5.50            1,000,000         1,091,600
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002A (FSA)
      11-15-26                      5.50              750,000           816,690
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
      11-15-12                      5.00              560,000           595,857
      11-15-35                      5.00              500,000           528,855
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2006A
      11-15-22                      5.00              750,000           808,485
New York City Housing Development Corporation
   Revenue Bonds
   Capital Funding Program
   New York City Housing Authority Program
   Series 2005A (FGIC)
      07-01-25                      5.00            1,500,000         1,603,020

MUNICIPAL BONDS (CONTINUED)
NAME OF                             COUPON        PRINCIPAL          VALUE(a)
ISSUER AND                           RATE           AMOUNT
TITLE OF
ISSUE(b,c)
New York City Industrial Development Agency
   Revenue Bonds
   Queens Baseball Stadium Pilot
   Series 2006 (AMBAC)
      01-01-23                      5.00%       $     500,000     $     541,945
      01-01-24                      5.00              500,000(g)        541,100
New York City Industrial Development Agency
   Revenue Bonds
   Terminal One Group Association Project
   Series 2005 A.M.T.
      01-01-24                      5.50              500,000           545,165
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2002A
      06-15-29                      5.00            1,000,000         1,050,010
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2004A
      06-15-39                      5.00            1,000,000         1,054,790
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003D
      02-01-23                      5.00              500,000           529,555
      02-01-31                      5.00            1,000,000         1,052,640
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2004C
      02-01-33                      5.00            1,000,000         1,056,080
New York City Trust for Cultural Resources
   Revenue Bonds
   Museum of American Folk Art
   Series 2000 (ACA)
      07-01-22                      6.00            1,000,000         1,078,770
New York Counties Tobacco Trust II
   Revenue Bonds
   Tobacco Settlement Pass Thru Bonds
   Series 2001
      06-01-35                      5.63              500,000           519,650
New York Mortgage Agency
   Revenue Bonds
   Series 2007-140 A.M.T.
      10-01-21                      4.60              500,000           509,650
New York State Dormitory Authority
   Prerefunded Revenue Bonds
   Series 1990B
      05-15-11                      7.50              415,000           454,060

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

42 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                             COUPON        PRINCIPAL          VALUE(a)
ISSUER AND                           RATE           AMOUNT
TITLE OF
ISSUE(b,c)
New York State Dormitory Authority
   Revenue Bonds
   Brooklyn Law School
   Series 2003B (XLCA)
      07-01-30                      5.13%       $   1,000,000     $   1,072,050
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   Series 1993A
      07-01-13                      5.75            3,000,000         3,249,839
New York State Dormitory Authority
   Revenue Bonds
   Cornell University
   Series 2006A
      07-01-26                      5.00            1,000,000         1,080,360
New York State Dormitory Authority
   Revenue Bonds
   Education
   Series 2006C
      12-15-31                      5.00              750,000           809,528
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2003-1 (MBIA)
      07-01-21                      5.00            1,000,000         1,060,480
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2006-1
      07-01-35                      5.00              500,000           533,345
New York State Dormitory Authority
   Revenue Bonds
   Mental Health Services Facilities Improvement
   Series 2005E (FGIC)
      02-15-22                      5.00              750,000           804,293
New York State Dormitory Authority
   Revenue Bonds
   Montefiore Hospital
   Series 2004 (FGIC/FHA)
      08-01-19                      5.00              735,000           791,595
New York State Dormitory Authority
   Revenue Bonds
   New York Hospital Medical Center Queens
   Series 2007 (FHA)
      02-15-37                      4.75              500,000           509,920
New York State Dormitory Authority
   Revenue Bonds
   New York University Hospitals Center
   Series 2006A
      07-01-20                      5.00              500,000           519,980
New York State Dormitory Authority
   Revenue Bonds
   Pratt Institute
   Series 1999
   (Radian Group Financial Guaranty)
      07-01-20                      6.00            1,500,000         1,599,045

MUNICIPAL BONDS (CONTINUED)

NAME OF                             COUPON        PRINCIPAL          VALUE(a)
ISSUER AND                           RATE           AMOUNT
TITLE OF
ISSUE(b,c)
New York State Dormitory Authority
   Revenue Bonds
   Series 2005F
      03-15-23                      5.00%       $     250,000     $     268,975
New York State Dormitory Authority
   Unrefunded Revenue Bonds
   Series 1990B
      05-15-11                      7.50              970,000         1,061,617
New York State Environmental Facilities Corporation
   Revenue Bonds
   New York City Municipal Water Financing Project
   Series 2004
      06-15-26                      5.00            1,000,000         1,070,360
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002B
      06-15-31                      5.00            1,000,000         1,051,960
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002K
      06-15-28                      5.00            1,000,000         1,055,370
New York State Thruway Authority
   Revenue Bonds
   Second Generation Resolution
   Series 2003B (FSA)
      04-01-21                      4.75              835,000           872,567
New York State Thruway Authority
   Revenue Bonds
   Series 2005G (FSA)
      01-01-24                      5.00            1,000,000         1,076,010
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2003A (MBIA)
      03-15-22                      5.00            1,000,000         1,066,870
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2004A (AMBAC)
      03-15-12                      5.25              750,000           806,085
New York State Urban Development Corporation
   Refunding Revenue Bonds
   Service Contract
   Series 2005 (FSA)
      01-01-17                      5.00            1,000,000         1,090,090
New York State Urban Development Corporation
   Revenue Bonds
   Series 2002A (XLCA)
      01-01-11                      5.25            1,000,000         1,056,550

MUNICIPAL BONDS (CONTINUED)

NAME OF                             COUPON        PRINCIPAL          VALUE(a)
ISSUER AND                           RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 143rd
   Series 2006 (FSA) A.M.T.
      10-01-21                      5.00%       $   1,000,000     $   1,070,710
Puerto Rico Highway & Transportation Authority
   Refunding Revenue Bonds
   Series 2007N (MBIA)
      07-01-32                      5.25            1,000,000(d,f)    1,187,100
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
      08-01-17                      5.25            1,000,000(d)      1,076,290
Suffolk County Industrial Development Agency
   Prerefunded Revenue Bonds
   1st Mortgage Jeffersons Ferry
   Series 1999A
      11-01-28                      7.25              250,000           277,310
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
      06-01-16                      5.50              500,000           526,110
      06-01-19                      4.25              500,000           502,970
Tobacco Settlement Financing Authority
   Revenue Bonds
   Series 2003B-1C
      06-01-15                      5.50              500,000           526,420
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002B
      11-15-29                      5.13            1,000,000         1,060,910
Triborough Bridge & Tunnel Authority
   Revenue Bonds
   Convention Center Project
   Series 1990E
      01-01-11                      6.00            1,145,000         1,237,573
TSASC Incorporated
   Revenue Bonds
   Series 2006-1
      06-01-34                      5.00              500,000           508,225
      06-01-42                      5.13              500,000           512,850
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
      06-01-26                      5.00              875,000           894,005
-------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $61,359,125)                                               $  63,973,239
-------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 43

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS HELD IN TRUST (8.9%)(h)

NAME OF                             COUPON        PRINCIPAL          VALUE(a)
ISSUER AND                           RATE           AMOUNT
TITLE OF
ISSUE(b,c)
City of New York
   Unlimited General Obligation Bonds
   Series 2000 (FGIC)
      05-15-16                      5.88%       $   2,500,000     $   2,694,245
New York Mortgage Agency
   Revenue Bonds
   Series 2002 A.M.T.
      04-01-32                      5.40            1,200,000         1,241,136
New York State Energy Research & Development Authority
   Revenue Bonds
   Residual Certificates
   Series 2000-379 (MBIA)
      01-01-21                      5.50              990,000         1,000,712
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
      07-01-17                      5.50            1,000,000(d)      1,149,510
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $5,840,303)                                                $   6,085,603
--------------------------------------------------------------------------------

MUNICIPAL NOTES (2.0%)

ISSUE(b,c,e)                       EFFECTIVE       AMOUNT           VALUE(a)
                                     YIELD       PAYABLE AT
                                                  MATURITY
City of New York
   Unlimited General Obligation Bonds
   V.R.D.N. Series 2006H-1 (Dexia Credit Local)
      01-01-36                      3.62%       $     500,000     $     500,000
New York City Municipal Water Finance Authority
   2nd Generation Resolution Revenue Bonds
   V.R.D.N. Series 2005AA-2
      06-15-32                      3.62              500,000(g)        500,000
New York City Municipal Water Finance Authority
   2nd Generation Resolution Revenue Bonds
   V.R.D.N. Series 2006CC-1
   (Bank of Nova Scotia)
      06-15-38                      3.62              400,000(g)        400,000
--------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,400,000)                                                $   1,400,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $68,599,428)(i)                                            $  71,458,842
================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Feb. 28, 2007, the value of securities subject to alternative minimum tax represented
                  4.9% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      8.8% of net assets at Feb. 28, 2007.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(f) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,187,100.


------------------------------------------------------------------------------

44 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

       TYPE OF SECURITY                                       NOTIONAL AMOUNT
       -----------------------------------------------------------------------
       SALE CONTRACTS
       U.S. Treasury Note, June 2007, 10-year                    $  5,500,000

(h)   Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(i) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $64,969,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                   $  2,866,000
       Unrealized depreciation                                         (6,000)
       -----------------------------------------------------------------------
       Net unrealized appreciation                               $  2,860,000
       -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 45

INVESTMENTS IN SECURITIES

RiverSource Ohio Tax-Exempt Fund

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.1%)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(b,c)
Bowling Green State University
   Refunding Revenue Bonds
   Series 2005 (MBIA)
      06-01-15                         5.00%    $     500,000     $     545,400
Bowling Green State University
   Revenue Bonds
   Series 2003 (AMBAC)
      06-01-12                         5.00         1,145,000         1,219,162
Brookville Local School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2003 (FSA)
      12-01-18                         5.25         1,000,000         1,094,770
Cincinnati City School District
   Limited General Obligation Bonds
   School Improvement
   Series 2002 (FSA)
      06-01-21                         5.25         1,000,000         1,079,430
Cincinnati City School District
   Unlimited General Obligation Refunding Bonds
   Classroom Construction & Improvement
   Series 2006 (FGIC)
      12-01-25                         5.25           500,000(g)        587,650
City of Cincinnati
   Unlimited General Obligation Bonds
   Series 2000
      12-01-16                         5.25         1,000,000         1,054,320
City of Cleveland
   Limited General Obligation Refunding Bonds
   Series 2005 (AMBAC)
      10-01-23                         5.50           500,000           597,640
City of Columbus
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2006A
      12-15-20                         5.00           500,000           547,735
Cleveland State University
   Revenue Bonds
   Series 2003A (FGIC)
      06-01-15                         5.00         1,000,000         1,070,630
Cleveland State University
   Revenue Bonds
   Series 2004 (FGIC)
      06-01-24                         5.25           500,000           545,145
Columbus City School District
   Prerefunded Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
      12-01-29                         5.25           500,000           552,775

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(b,c)
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003 (FGIC)
      12-01-11                         5.00%    $   1,000,000     $   1,059,990
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001A (FGIC)
      07-01-29                         5.50           500,000(d)        609,175
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
      07-01-27                         5.25           250,000(d)        272,680
      07-01-30                         5.25           250,000(d)        272,073
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                         5.25           250,000(d)        271,873
      07-01-35                         5.00           250,000(d)        264,885
County of Cuyahoga
   Limited General Obligation Bonds
   Series 1993
      05-15-13                         5.60           450,000           472,145
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
      01-01-17                         6.00         1,000,000         1,117,190
      01-01-32                         6.00         1,000,000         1,110,680
County of Cuyahoga
   Revenue Bonds
   Canton Incorporated Project
   Series 2000
      01-01-30                         7.50           500,000           557,290
County of Erie
   Revenue Bonds
   Firelands Regional Medical Center
   Series 2002A
      08-15-32                         5.63           245,000           262,422
County of Montgomery
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
      05-01-30                         5.00           750,000           787,185
      05-01-32                         5.00           500,000           524,475

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(b,c)
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003A (FGIC)
      12-01-27                         5.00%    $   1,250,000     $   1,326,138
      12-01-31                         5.00         1,000,000         1,058,630
Franklin County
   Refunding Revenue Bonds
   OhioHealth Corporation
   Series 2003C
      05-15-24                         5.25         1,000,000         1,070,190
Franklin County
   Refunding Revenue Bonds
   Trinity Health Credit
   Series 2005A
      06-01-20                         5.00           500,000           531,165
Kenston Local School District
   Unlimited General Obligation Bonds
   School Improvement
   Series 2003 (MBIA)
      12-01-16                         5.00         1,000,000         1,068,910
Lakewood
   Limited General Obligation Bonds
   Series 2003
      12-01-19                         5.00         1,515,000         1,599,127
Miami County
   Improvement Refunding Revenue Bonds
   Upper Valley Medical Center
   Series 2006
      05-15-26                         5.25           500,000           535,335
Miami University
   Refunding Revenue Bonds
   Series 2005 (AMBAC)
      09-01-23                         4.75           500,000           529,720
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006A (GNMA) A.M.T.
      09-01-26                         4.75           500,000           513,250
      09-01-36                         4.90           500,000           511,310
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006E (GNMA/FNMA) A.M.T.
      09-01-36                         5.00           500,000           513,660
Ohio Municipal Electric Generation Agency
   Refunding Revenue Bonds
   Joint Venture 5
   Series 2004 (AMBAC)
      02-15-24                         4.75           750,000           779,648

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

46 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Ohio State Building Authority
   Refunding Revenue Bonds
   State Facilities Adult Correctional
   Series 2001A (FSA)
      10-01-14                         5.50%    $   1,000,000     $   1,077,230
Ohio State Building Authority
   Revenue Bonds
   State Facilities Adult Correctional Building Fund Projects
   Series 2005A (FSA)
      04-01-22                         5.00           750,000           806,640
Ohio State Higher Educational Facility Commission
   Revenue Bonds
   University Hospitals Health System
   Series 2007A
      01-15-36                         4.75           500,000           504,680
Ohio State Higher Educational Facility Commission
   Unrefunded Revenue Bonds
   Oberlin
   Series 1999
      10-01-29                         5.00            85,000            88,035
Port of Greater Cincinnati Development Authority
   Revenue Bonds
   Sisters of Mercy
   Series 2006
      10-01-25                         5.00           500,000           527,615
Puerto Rico Highway & Transportation Authority
   Refunding Revenue Bonds
   Series 2007N (MBIA)
      07-01-32                         5.25           500,000(d,e)      593,550
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
      07-01-13                         6.25           250,000(d)        282,770
Puerto Rico Infrastructure Financing Authority
   Refunding Special Tax Bonds
   Series 2005C (AMBAC)
      07-01-23                         5.50           400,000(d)        475,644
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
      08-01-17                         5.25           750,000(d)        807,217
State of Ohio
   Revenue Bonds
   Case Western Reserve University Project
   Series 2006 (MBIA)
      12-01-21                         5.25           250,000           288,460
State of Ohio
   Revenue Bonds
   Denison University 2007 Project
   Series 2007
      11-01-32                         5.00           595,000           639,226
State of Ohio
   Revenue Bonds
   Mount Union College Project
   Series 2006
      10-01-31                         5.00           500,000           528,420

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(b,c)
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001A
      06-15-13                         5.00%    $   1,500,000     $   1,560,059
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001B
      09-15-20                         5.00         1,000,000         1,055,010
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
      03-01-20                         5.00           500,000           531,865
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2002A
      08-01-18                         5.38           500,000(g)        538,170
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2004B
      02-01-12                         5.00           500,000           529,820
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2005B
      05-01-23                         5.00           500,000(g)        537,360
State of Ohio
   Unlimited General Obligation Bonds
   Highway Capital Improvements
   Series 2002G
      05-01-12                         5.25           750,000           805,530
State of Ohio
   Unlimited General Obligation Bonds
   Infrastructure Improvement
   Series 2005A
      09-01-21                         5.00           500,000           538,505
Summit County
   Limited General Obligation Bonds
   Series 2003
      12-01-18                         5.25         1,490,000         1,632,130
Toledo City School District
   Unlimited General Obligation Bonds
   School Facilities Improvement
   Series 2003 (FSA)
   (School District Credit Enhancement Program)
      12-01-15                         5.00         1,000,000         1,076,240
University of Akron
   Revenue Bonds
   Series 2003A (AMBAC)
      01-01-22                         5.00         1,000,000         1,057,810

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
University of Cincinnati
   Revenue Bonds
   Series 2001A (FGIC)
      06-01-14                         5.50%    $   1,000,000     $   1,080,560
Warren County
   Limited General Obligation Bonds
   Series 1992
      12-01-12                         6.10           445,000           473,191
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $43,433,683)                                               $  44,549,540
--------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.2%)(f)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
      07-01-17                         5.50%    $   500,000(d)    $     574,755
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $561,588)                                                  $     574,755
--------------------------------------------------------------------------------

MUNICIPAL NOTES (0.9%)

ISSUE(b,c,h)                      EFFECTIVE         AMOUNT           VALUE(a)
                                    YIELD         PAYABLE AT
                                                   MATURITY
Ohio Air Quality Development Authority
   Revenue Bonds
   Pollution Control Ohio Edison
   V.R.D.N. Series 2000C (Wachovia Bank)
      06-01-23                      3.63%       $     300,000     $     300,000
Ohio State Water Development Authority
   Refunding Revenue Bonds
   FirstEnergy Generation
   V.R.D.N. Series 2006A (Barclays Bank)
      05-15-19                      3.64              100,000           100,000
--------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $400,000)                                                  $     400,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $44,395,271)(i)                                            $  45,524,295
================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 47

RiverSource Ohio Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Feb. 28, 2007, the value of securities subject to alternative minimum tax represented
                  3.3% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      9.5% of net assets at Feb. 28, 2007.

(e) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $593,550.

(f)   Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Treasury Note, June 2007, 10-year                    $3,700,000

(h) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(i) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $44,145,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $1,141,000
      Unrealized depreciation                                         (12,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $1,129,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds


------------------------------------------------------------------------------

48 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      CALIFORNIA     MASSACHUSETTS     MICHIGAN
                                                                      TAX-EXEMPT       TAX-EXEMPT     TAX-EXEMPT
FEB. 28, 2007 (UNAUDITED)                                                FUND             FUND           FUND
ASSETS
Investments in securities, at value (Note 1)
  (identified cost $165,662,209, $51,637,779 and $44,929,111)        $ 174,287,067   $  53,552,369   $ 46,536,267
Cash in bank on demand deposit                                               8,333           5,098         52,389
Capital shares receivable                                                      381          24,658            333
Accrued interest receivable                                              1,989,755         524,378        631,342
Receivable for investment securities sold                                5,194,788       1,046,150             --
------------------------------------------------------------------------------------------------------------------
Total assets                                                           181,480,324      55,152,653     47,220,331
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                          124,888          23,621         21,164
Capital shares payable                                                      17,225              --              6
Payable for investment securities purchased                              4,313,700         356,130        957,281
Short-term floating rate notes outstanding (Note 1)                             --         500,000        250,000
Accrued investment management services fee                                   1,988             610            517
Accrued distribution fee                                                    35,238          11,062          9,263
Accrued transfer agency fee                                                    204              16              9
Accrued administrative services fee                                            339             104             88
Other accrued expenses                                                      33,510          27,494         26,075
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4,527,092         919,037      1,264,403
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                          $ 176,953,232   $  54,233,616   $ 45,955,928
==================================================================================================================
REPRESENTED BY
Shares of beneficial interest - $.01 par value (Note 1)              $     339,716   $     101,168   $     86,995
Additional paid-in capital                                             168,228,543      52,482,926     44,410,806
Undistributed net investment income                                         30,503           1,997             15
Accumulated net realized gain (loss) (Note 7)                             (186,675)       (239,733)      (126,160)
Unrealized appreciation (depreciation) on investments (Note 5)           8,541,145       1,887,258      1,584,272
------------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding shares     $ 176,953,232   $  54,233,616   $ 45,955,928

==================================================================================================================
Net assets applicable to outstanding shares:   Class A               $ 166,525,046   $  45,676,872   $ 42,424,792
                                               Class B               $   8,345,492   $   7,961,719   $  2,283,389
                                               Class C               $   2,082,694   $     595,025   $  1,247,747
Outstanding shares of beneficial interest:     Class A shares           31,969,029       8,520,467      8,031,336
                                               Class B shares            1,603,209       1,485,305        432,046
                                               Class C shares              399,343         111,058        236,158
Net asset value per share:                     Class A               $        5.21   $        5.36   $       5.28
                                               Class B               $        5.21   $        5.36   $       5.29
                                               Class C               $        5.22   $        5.36   $       5.28
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 49

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       MINNESOTA        NEW YORK         OHIO
                                                                      TAX-EXEMPT       TAX-EXEMPT     TAX-EXEMPT
FEB. 28, 2007 (UNAUDITED)                                                FUND             FUND           FUND
ASSETS
Investments in securities, at value (Note 1)
  (identified cost $344,038,870, $68,599,428 and $44,395,271)        $ 357,720,553   $  71,458,842   $ 45,524,295
Cash in bank on demand deposit                                             258,651          11,000         91,023
Capital shares receivable                                                   14,821              --            619
Accrued interest receivable                                              3,403,134         791,968        570,323
Receivable for investment securities sold                                4,740,225       1,086,620      1,052,642
------------------------------------------------------------------------------------------------------------------
Total assets                                                           366,137,384      73,348,430     47,238,902
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                          177,332          33,018         19,561
Capital shares payable                                                      14,433              --             --
Payable for investment securities purchased                              9,706,390       1,187,100        593,550
Short-term floating rate notes outstanding (Note 1)                     16,810,000       3,630,000        250,000
Accrued investment management services fee                                   3,754             770            521
Accrued distribution fee                                                    67,707          13,729          9,339
Accrued transfer agency fee                                                    499              16             30
Accrued administrative services fee                                            651             131             89
Other accrued expenses                                                      37,844          31,078         22,634
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       26,818,610       4,895,842        895,724
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                          $ 339,318,774   $  68,452,588   $ 46,343,178
==================================================================================================================
REPRESENTED BY
Shares of beneficial interest - $.01 par value (Note 1)              $     640,711   $     134,735   $     87,506
Additional paid-in capital                                             327,878,303      65,611,772     45,230,685
Undistributed (excess of distributions over) net investment
   income                                                                  223,177          12,441           (215)
Accumulated net realized gain (loss) (Note 7)                           (2,944,645)       (131,874)       (80,938)
Unrealized appreciation (depreciation) on investments (Note 5)          13,521,228       2,825,514      1,106,140
------------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding shares     $ 339,318,774   $  68,452,588   $ 46,343,178
==================================================================================================================
Net assets applicable to outstanding shares:   Class A               $ 303,908,162   $  61,323,787   $ 40,354,654
                                               Class B               $  27,496,575   $   6,144,798   $  4,721,162
                                               Class C               $   7,914,037   $     984,003   $  1,267,362
Outstanding shares of beneficial interest:     Class A shares           57,385,764      12,070,249      7,619,998
                                               Class B shares            5,191,065       1,209,587        891,370
                                               Class C shares            1,494,221         193,706        239,238
Net asset value per share:                     Class A               $        5.30   $        5.08   $       5.30
                                               Class B               $        5.30   $        5.08   $       5.30
                                               Class C               $        5.30   $        5.08   $       5.30
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

50 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                        CALIFORNIA TAX-EXEMPT FUND                MASSACHUSETTS TAX-EXEMPT FUND
                                                  SIX MONTHS                                SIX MONTHS
                                                    ENDED                                     ENDED
                                                   FEB. 28,    PERIOD ENDED    YEAR ENDED    FEB. 28,     PERIOD ENDED   YEAR ENDED
                                                     2007        AUG. 31,       JUNE 30,       2007         AUG. 31,      JUNE 30,
                                                 (UNAUDITED)     2006(a)         2006       (UNAUDITED)     2006(a)         2006
INVESTMENT INCOME
INCOME:
Interest (Note 1)                                $ 4,075,843   $  1,430,060   $ 8,784,573   $ 1,214,706   $    437,845  $ 2,872,156
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                   362,309        127,684       880,490       115,534         41,475      306,031
Distribution fee
   Class A                                           207,546         72,992       450,844        58,967         20,570      131,376
   Class B                                            42,851         15,773       124,630        42,407         17,499      140,903
   Class C                                            10,637          3,680        25,844         3,508          1,377       11,424
Transfer agency fee                                   35,860         12,322        77,619        19,075          6,643       43,524
Incremental transfer agency fee
   Class A                                             1,745          1,086         6,749           804            505        3,276
   Class B                                               316            165         1,226           392            205        1,470
   Class C                                               112             61           416            46             26          194
Administrative services fees and expenses             61,858         22,618       126,617        19,725          7,162       42,344
Interest and fee expense (Note 1)                         --             --            --         9,516          3,379       39,211
Compensation of board members                          1,831          1,797         8,844           601          1,797        8,844
Custodian fees                                         9,360          3,100        18,695         5,907          1,664       10,119
Printing and postage                                  22,656          2,840        32,850         7,375          1,400        9,903
Registration fees                                     11,740          5,824        42,705        11,544          5,980       37,070
Professional fees                                     10,777         14,500        21,000         9,840         13,600       19,500
Other                                                 24,405            535        12,375        20,850            232        4,775
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       804,003        284,977     1,830,904       326,091        123,514      809,964
   Expenses waived/reimbursed by the Investment
   Manager and its affiliates (Note 2)               (65,399)       (24,169)     (129,935)      (59,177)       (25,874)    (102,889)
------------------------------------------------------------------------------------------------------------------------------------
                                                     738,604        260,808     1,700,969       266,914         97,640      707,075
   Earnings and bank fee credits
   on cash balances (Note 2)                          (8,699)        (1,945)      (17,465)       (4,629)          (672)      (8,320)
------------------------------------------------------------------------------------------------------------------------------------
   Total net expenses                                729,905        258,863     1,683,504       262,285         96,968      698,755
------------------------------------------------------------------------------------------------------------------------------------
   Investment income (loss) - net                  3,345,938      1,171,197     7,101,069       952,421        340,877    2,173,401
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized gain (loss) - net
Net realized gain (loss) on:
   Security transactions (Note 3)                    270,433        141,692       123,549        38,819        (48,017)      60,245
   Futures contracts                                (175,559)       (22,669)       56,742       (55,517)        (7,556)      20,026
   payment from affiliate (Note 2)                        --             --        16,837            --             --        5,873
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               94,874        119,023       197,128       (16,698)       (55,573)      86,144
Net change in unrealized appreciation
   (depreciation) on investments                   1,503,564      3,438,131    (5,679,188)      365,366      1,311,823   (2,607,074)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,598,438      3,557,154    (5,482,060)      348,668      1,256,250   (2,520,930)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     $ 4,944,376   $  4,728,351   $ 1,619,009   $ 1,301,089   $  1,597,127  $  (347,529)
====================================================================================================================================

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 51

STATEMENTS OF OPERATIONS

                                        MICHIGAN TAX-EXEMPT FUND                        MINNESOTA TAX-EXEMPT FUND
                            SIX MONTHS ENDED    PERIOD ENDED     YEAR ENDED   SIX MONTHS ENDED    PERIOD ENDED    YEAR ENDED
                              FEB. 28, 2007   AUG. 31, 2006(a) JUNE 30, 2006    FEB. 28, 2007   AUG. 31, 2006(a) JUNE 30, 2006
                               (UNAUDITED)                                       (UNAUDITED)
INVESTMENT INCOME
Income:
Interest (Note 1)             $  1,025,800      $   358,767     $ 2,331,310     $  7,793,648      $ 2,676,058    $  16,742,991
-------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management
  services fee                      97,437           34,676         251,431          684,267          236,249        1,661,816
Distribution fee
    Class A                         54,679           19,288         124,222          378,802          129,940          815,467
    Class B                         12,249            4,968          42,252          141,694           52,438          408,052
    Class C                          6,681            2,452          18,031           39,906           13,856           85,832
Transfer agency fee                 13,809            4,832          31,242           87,328           29,827          188,098
Incremental transfer
  agency fee
    Class A                            634              400           2,561            4,044            2,514           15,682
    Class B                            139               74             544            1,079              552            3,955
    Class C                             80               44             297              342              187            1,191
Administrative services
fees and expenses                   16,636            5,953          34,522          118,777           42,806          243,244
Interest and fee expense
  (Note 1)                           4,689            1,690           2,307          320,559          112,173          555,509
Compensation of board
  members                              520            1,797           8,844            3,501            1,930           10,211
Custodian fees                       5,285            1,550           9,125           13,575            4,325           27,720
Printing and postage                 5,270            1,280           9,300           48,550           11,805           81,555
Registration fees                   14,100            6,200          39,100           11,520            7,990           39,527
Professional fees                    9,826           13,600          19,500           11,772           15,400           22,500
Other                               12,115              247           2,572            8,552           10,623           10,258
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                     254,149           99,051         595,850        1,874,268          672,615        4,170,617
  Expenses waived/
  reimbursed by the
  Investment
  Manager and its
  affiliates (Note 2)              (47,371)         (24,907)        (94,095)         (75,722)         (47,073)        (205,028)
-------------------------------------------------------------------------------------------------------------------------------
                                   206,778           74,144         501,755        1,798,546          625,542        3,965,589
  Earnings and bank fee
  credits on cash
  balances (Note 2)                 (3,247)            (570)         (6,650)         (21,285)          (9,068)         (50,995)
-------------------------------------------------------------------------------------------------------------------------------
Total net expenses                 203,531           73,574         495,105        1,777,261          616,474        3,914,594
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)
  - net                            822,269          285,193       1,836,205        6,016,387        2,059,584       12,828,397
-------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized
  gain (loss) - net
Net realized gain (loss) on:
  Security transactions
  (Note 3)                          25,698          (41,518)        236,365         (155,832)        (201,478)      (2,248,309)
  Futures contracts                (47,473)          (5,985)         16,689         (341,119)         (41,987)         106,808
  Payment from affiliate
  (Note 2)                              --               --           5,451               --               --           27,504
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
  on investments                   (21,775)         (47,503)        258,505         (496,951)        (243,465)      (2,113,997)
Net change in unrealized
  appreciation (depreciation)
  on investments                   275,419        1,016,039      (1,886,447)       2,171,095        6,880,299      (10,149,663)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
  investments                      253,644          968,536      (1,627,942)       1,674,144        6,636,834      (12,263,660)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations             $  1,075,913      $ 1,253,729     $   208,263     $  7,690,531      $ 8,696,418    $     564,737
===============================================================================================================================

(a) For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

52 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS

                                        NEW YORK TAX-EXEMPT FUND                             OHIO TAX-EXEMPT FUND
                            SIX MONTHS ENDED    PERIOD ENDED     YEAR ENDED   SIX MONTHS ENDED    PERIOD ENDED    YEAR ENDED
                              FEB. 28, 2007   AUG. 31, 2006(a) JUNE 30, 2006    FEB. 28, 2007   AUG. 31, 2006(a) JUNE 30, 2006
                               (UNAUDITED)                                       (UNAUDITED)
INVESTMENT INCOME
Income:
Interest (Note 1)             $  1,636,315      $   572,495     $ 3,691,625     $    992,015      $   353,010    $   2,286,353
-------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management
  services fee                     141,678           49,608         352,633           96,536           34,119          250,961
Distribution fee
  Class A                           77,126           26,781         169,873           51,005           18,012          117,636
  Class B                           31,897           11,930          89,633           24,335            8,607           68,128
  Class C                            5,147            1,938          12,639            7,091            2,561           17,305
Transfer agency fee                 20,475            7,101          46,110           14,965            5,196           33,678
Incremental transfer
  agency fee
  Class A                              936              587           3,782              662              417            2,670
  Class B                              274              141           1,049              200              102              763
  Class C                               64               35             230               77               45              322
Administrative services
  fees and expenses                 24,189            8,563          49,410           16,482            5,858           34,377
Interest and fee expense
  (Note 1)                          68,607           23,052         132,118            4,689            1,689            2,306
Compensation of board
  members                              731            1,797           8,844              520            1,797            8,844
Custodian fees                       5,792            1,984          11,296            4,755            1,860            9,950
Printing and postage                 8,342            2,170          13,990            5,525            1,550            9,125
Registration fees                   12,100            6,200          39,500           11,630            5,580           38,850
Professional fees                   10,108           13,900          20,000            9,825           13,600           19,500
Other                               19,308              265           6,580           17,856              316            2,996
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                     426,774          156,052         957,687          266,153          101,309          617,411
  Expenses waived/
  reimbursed by the
  Investment
  Manager and its
  affiliates (Note 2)              (57,121)         (26,875)       (111,449)         (51,655)         (25,390)         (97,315)
-------------------------------------------------------------------------------------------------------------------------------
  Earnings and bank fee
  credits                          369,653          129,177         846,238          214,498           75,919          520,096
  on cash balances
  (Note 2)                          (3,512)          (1,748)         (8,318)          (2,807)          (1,024)          (6,726)
-------------------------------------------------------------------------------------------------------------------------------
Total net expenses                 366,141          127,429         837,920          211,691           74,895          513,370
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)
  - net                          1,270,174          445,066       2,853,705          780,324          278,115        1,772,983
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) - NET
Net realized gain (loss) on:
  Security transactions
  (Note 3)                         101,241          (63,412)        499,717           57,496          (40,482)          31,271
  Futures contracts                (69,938)          (9,127)         20,027          (46,773)          (5,776)          16,689
  Payment from affiliate
  (Note 2)                              --               --           8,239               --               --            5,251
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                       31,303          (72,539)        527,983           10,723          (46,258)          53,211
Net change in unrealized
  appreciation (depreciation)
  on investments                   470,923        1,514,873      (3,334,496)         296,719        1,057,934       (2,047,369)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments     502,226        1,442,334      (2,806,513)         307,442        1,011,676       (1,994,158)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations             $  1,772,400      $ 1,887,400     $    47,192     $  1,087,766      $ 1,289,791    $    (221,175)
===============================================================================================================================

(a) For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   CALIFORNIA TAX-EXEMPT FUND
                                                                      SIX MONTHS ENDED     PERIOD ENDED       YEAR ENDED
                                                                        FEB. 28, 2007    AUG. 31, 2006(a)   JUNE 30, 2006
                                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                                         $   3,345,938       $   1,171,197   $   7,101,069
Net realized gain (loss) on investments                                       94,874             119,023         197,128
Net change in unrealized appreciation (depreciation) on investments        1,503,564           3,438,131      (5,679,188)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            4,944,376           4,728,351       1,619,009
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                               (3,181,699)         (1,111,403)     (6,678,350)
    Class B                                                                 (131,689)            (47,396)       (365,234)
    Class C                                                                  (32,664)            (11,212)        (75,848)
  Net realized gain
    Class A                                                                  (20,710)                 --      (2,060,962)
    Class B                                                                   (1,083)                 --        (141,135)
    Class C                                                                     (266)                 --         (28,036)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (3,368,111)         (1,170,011)     (9,349,565)
--------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                  6,757,380           3,629,083      20,891,751
  Class B shares                                                             267,467             143,769       1,055,877
  Class C shares                                                              96,009              56,836         491,178
Reinvestment of distributions at net asset value
  Class A shares                                                           2,231,149             799,255       6,405,081
  Class B shares                                                             110,432              40,099         436,470
  Class C shares                                                              30,496              10,802          97,101
Payments for redemptions
  Class A shares                                                         (14,235,018)         (8,060,501)    (39,268,742)
  Class B shares (Note 2)                                                   (878,675)         (2,227,223)     (6,518,006)
  Class C shares (Note 2)                                                   (240,450)            (78,651)     (1,394,220)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                 (5,861,210)         (5,686,531)    (17,803,510)
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (4,284,945)         (2,128,191)    (25,534,066)
Net assets at beginning of period                                        181,238,177         183,366,368     208,900,434
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 176,953,232       $ 181,238,177   $ 183,366,368
==========================================================================================================================
Undistributed net investment income                                    $      30,503       $      30,617   $      29,431
--------------------------------------------------------------------------------------------------------------------------

(a) For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

54 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        MASSACHUSETTS TAX-EXEMPT FUND
                                                            SIX MONTHS ENDED      PERIOD ENDED      YEAR ENDED
                                                             FEB. 28, 2007      AUG. 31, 2006(a)   JUNE 30, 2006
                                                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                              $        952,421    $        340,877   $   2,173,401
Net realized gain (loss) on investments                              (16,698)            (55,573)         86,144
Net change in unrealized appreciation (depreciation) on
   investments                                                       365,366           1,311,823      (2,607,074)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      1,301,089           1,597,127        (347,529)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
     Class A                                                        (826,471)           (289,620)     (1,851,979)
     Class B                                                        (116,465)            (47,646)       (387,693)
     Class C                                                          (9,632)             (3,799)        (31,553)
   Net realized gain
     Class A                                                            (802)                 --        (260,911)
     Class B                                                            (142)                 --         (70,980)
     Class C                                                             (12)                 --          (6,115)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                                 (953,524)           (341,065)     (2,609,231)
-----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                         2,557,715           1,907,931       6,460,310
   Class B shares                                                    182,193              53,468         849,949
   Class C shares                                                     22,475              17,855         151,990
Reinvestment of distributions at net asset value
   Class A shares                                                    663,703             236,232       1,715,619
   Class B shares                                                     87,720              36,650         357,931
   Class C shares                                                      8,639               3,546          34,168
Payments for redemptions
   Class A shares                                                 (6,605,159)         (2,110,518)    (14,249,579)
   Class B shares (Note 2)                                        (1,431,506)         (2,732,774)     (6,616,572)
   Class C shares (Note 2)                                          (238,559)            (57,449)       (687,929)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (4,752,779)         (2,645,059)    (11,984,113)
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (4,405,214)         (1,388,997)    (14,940,873)
Net assets at beginning of period                                 58,638,830          60,027,827      74,968,700
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                 $     54,233,616    $     58,638,830   $  60,027,827
=================================================================================================================
Undistributed net investment income                         $          1,997    $          2,144   $       2,332
-----------------------------------------------------------------------------------------------------------------

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          MICHIGAN TAX-EXEMPT FUND
                                                            SIX MONTHS ENDED      PERIOD ENDED      YEAR ENDED
                                                             FEB. 28, 2007      AUG. 31, 2006(a)   JUNE 30, 2006
                                                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                              $        822,269    $        285,193   $   1,836,205
Net realized gain (loss) on investments                              (21,775)            (47,503)        258,505
Net change in unrealized appreciation (depreciation) on
   investments                                                       275,419           1,016,039      (1,886,447)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      1,075,913           1,253,729         208,263
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                       (769,860)           (265,857)     (1,683,666)
      Class B                                                        (33,784)            (13,020)       (110,672)
      Class C                                                        (18,451)             (6,475)        (47,318)
   Net realized gain
      Class A                                                           (993)                 --        (405,309)
      Class B                                                            (55)                 --         (33,837)
      Class C                                                            (31)                 --         (15,842)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                                 (823,174)           (285,352)     (2,296,644)
-----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                         1,755,803             650,935       5,292,299
   Class B shares                                                     23,512              10,393         131,671
   Class C shares                                                     91,588              26,971         524,009
Reinvestment of distributions at net asset value
   Class A shares                                                    614,292             219,921       1,671,150
   Class B shares                                                     25,839               9,697         101,482
   Class C shares                                                     15,793               5,742          55,784
Payments for redemptions
   Class A shares                                                 (5,884,842)         (1,196,107)    (13,226,236)
   Class B shares (Note 2)                                          (429,385)           (722,774)     (2,254,715)
   Class C shares (Note 2)                                          (282,576)           (132,316)       (866,833)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (4,069,976)         (1,127,538)     (8,571,389)
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (3,817,237)           (159,161)    (10,659,770)
Net assets at beginning of period                                 49,773,165          49,932,326      60,592,096
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                 $     45,955,928    $     49,773,165   $  49,932,326
=================================================================================================================
Undistributed (excess of distributions over) net
   investment income                                        $             15    $           (159)  $          --
-----------------------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

56 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          MINNESOTA TAX-EXEMPT FUND
                                                            SIX MONTHS ENDED      PERIOD ENDED      YEAR ENDED
                                                             FEB. 28, 2007      AUG. 31, 2006(a)   JUNE 30, 2006
                                                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                              $      6,016,387    $      2,059,584   $  12,828,397
Net realized gain (loss) on investments                             (496,951)           (243,465)     (2,113,997)
Net change in unrealized appreciation (depreciation) on
   investments                                                     2,171,095           6,880,299     (10,149,663)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      7,690,531           8,696,418         564,737
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
   Class A                                                        (5,665,610)         (1,869,249)    (11,469,702)
   Class B                                                          (422,618)           (146,952)     (1,122,358)
   Class C                                                          (119,125)            (38,972)       (236,496)
   Net realized gain
   Class A                                                                --                  --        (630,199)
   Class B                                                                --                  --         (79,986)
   Class C                                                                --                  --         (16,239)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                               (6,207,353)         (2,055,173)    (13,554,980)
-----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                        14,720,400           6,491,810      28,475,102
   Class B shares                                                    340,887             117,193       1,638,107
   Class C shares                                                    512,591              79,478       1,632,443
Reinvestment of distributions at net asset value
   Class A shares                                                  4,567,399           1,552,821       9,873,223
   Class B shares                                                    361,835             126,055       1,007,721
   Class C shares                                                    104,498              35,357         221,889
Payments for redemptions
   Class A shares                                                (25,260,671)         (8,600,320)    (65,255,595)
   Class B shares (Note 2)                                        (2,805,204)         (5,711,230)    (15,531,202)
   Class C shares (Note 2)                                          (888,357)           (324,412)     (2,355,251)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (8,346,622)         (6,233,248)    (40,293,563)
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (6,863,444)            407,997     (53,283,806)
Net assets at beginning of period                                346,182,218         345,774,221     399,058,027
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                 $    339,318,774    $    346,182,218   $ 345,774,221
=================================================================================================================
Undistributed net investment income                         $        223,177    $        414,143   $     409,732
-----------------------------------------------------------------------------------------------------------------

(a) For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          NEW YORK TAX-EXEMPT FUND
                                                            SIX MONTHS ENDED      PERIOD ENDED      YEAR ENDED
                                                             FEB. 28, 2007      AUG. 31, 2006(a)   JUNE 30, 2006
                                                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                              $      1,270,174    $        445,066   $   2,853,705
Net realized gain (loss) on investments                               31,303             (72,539)        527,983
Net change in unrealized appreciation (depreciation) on
   investments                                                       470,923           1,514,873      (3,334,496)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      1,772,400           1,887,400          47,192
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                     (1,155,950)           (405,739)     (2,553,156)
      Class B                                                        (95,212)            (35,821)       (268,752)
      Class C                                                        (15,378)             (5,866)        (38,050)
   Net realized gain
      Class A                                                        (70,294)                 --        (665,061)
      Class B                                                         (7,232)                 --         (87,026)
      Class C                                                         (1,128)                 --         (12,789)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                               (1,345,194)           (447,426)     (3,624,834)
-----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                         2,466,664           1,254,286       7,210,267
   Class B shares                                                    257,264             104,005         625,727
   Class C shares                                                     70,209              32,356         237,394
Reinvestment of distributions at net asset value
   Class A shares                                                    995,233             333,628       2,653,759
   Class B shares                                                     83,154              28,703         287,925
   Class C shares                                                     15,257               5,642          48,248
Payments for redemptions
   Class A shares                                                 (5,612,013)         (2,281,555)    (16,835,510)
   Class B shares (Note 2)                                        (1,064,913)         (1,146,108)     (3,708,928)
   Class C shares (Note 2)                                          (256,528)            (60,772)       (452,020)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (3,045,673)         (1,729,815)     (9,933,138)
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (2,618,467)           (289,841)    (13,510,780)
Net assets at beginning of period                                 71,071,055          71,360,896      84,871,676
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                 $     68,452,588    $     71,071,055   $  71,360,896
=================================================================================================================
Undistributed net investment income                         $         12,441    $          8,807   $      11,167
-----------------------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

58 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               OHIO TAX-EXEMPT FUND
                                                            SIX MONTHS ENDED       PERIOD ENDED        YEAR ENDED
                                                             FEB. 28, 2007       AUG. 31, 20061(a)    JUNE 30, 2006
                                                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                                $    780,324        $   278,115         $   1,772,983
Net realized gain (loss) on investments                             10,723            (46,258)               53,211
Net change in unrealized appreciation (depreciation) on
   investments                                                     296,719          1,057,934            (2,047,369)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    1,087,766          1,289,791              (221,175)
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
   Class A                                                        (697,070)          (248,276)           (1,594,779)
   Class B                                                         (64,639)           (22,960)             (178,210)
   Class C                                                         (18,830)            (6,879)              (45,451)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                               (780,539)          (278,115)           (1,818,440)
--------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                       1,286,526          1,007,750             4,686,479
   Class B shares                                                  118,662             52,305               184,460
   Class C shares                                                   36,254             14,061               111,991
Reinvestment of distributions at net asset value
   Class A shares                                                  529,048            191,425             1,201,933
   Class B shares                                                   52,278             18,814               140,854
   Class C shares                                                   17,413              6,450                41,682
Payments for redemptions
   Class A shares                                               (3,967,562)        (2,090,937)          (12,949,939)
   Class B shares (Note 2)                                        (471,331)          (498,609)           (2,915,146)
   Class C shares (Note 2)                                        (290,015)          (105,925)             (454,252)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions       (2,688,727)        (1,404,666)           (9,951,938)
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (2,381,500)          (392,990)          (ll,991,553)
Net assets at beginning of period                               48,724,678         49,117,668            61,109,221
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 46,343,178        $48,724,678          $ 49,117,668
====================================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 59

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Feb. 28, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, except for RiverSource Minnesota Tax-Exempt Fund, which is a diversified fund, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Feb. 28, 2007, the outstanding forward-commitments for the Funds are as follows:

                                               WHEN-ISSUED         OTHER
FUND                                           SECURITIES    FORWARD-COMMITMENTS
--------------------------------------------------------------------------------
California Tax-Exempt Fund                     $ 1,187,100           $--
Massachusetts Tax-Exempt Fund                      356,130            --
Michigan Tax-Exempt Fund                           938,956            --
Minnesota Tax-Exempt Fund                        9,545,935            --
New York Tax-Exempt Fund                         1,187,100            --
Ohio Tax-Exempt Fund                               593,550            --


------------------------------------------------------------------------------

60 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the six months ended Feb. 28, 2007.

INVERSE FLOATER PROGRAM TRANSACTIONS

Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund
(1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statement of assets and liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Each Fund's investments are held by the trusts and serve as collateral in short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Feb. 28, 2007, are presented in the "Investments in Securities." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Feb. 28, 2007, the short-term floating rate notes outstanding were as follows:


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 61

                                MARKET VALUE    SHORT-TERM
                                OF MUNICIPAL   FLOATING RATE       RANGE OF
                                 BONDS HELD        NOTES           INTEREST
FUND                              IN TRUST      OUTSTANDING          RATES
--------------------------------------------------------------------------------
Massachusetts Tax-Exempt Fund   $  1,149,510     $   500,000             3.65%
Michigan Tax-Exempt Fund             574,755         250,000             3.65%
Minnesota Tax-Exempt Fund         27,892,334      16,810,000     3.69% - 3.72%
New York Tax-Exempt Fund           6,085,603       3,630,000     3.65% - 3.72%
Ohio Tax-Exempt Fund                 574,755         250,000             3.65%

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


------------------------------------------------------------------------------

62 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial, Inc. (Ameriprise Financial). The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. Prior to March 1, 2006, the fee percentage of each Fund's average daily net assets declined from 0.47% to 0.38% annually as each Fund's assets increased.

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined from 0.04% to 0.02% annually as each Fund's assets increased.

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended Feb. 28, 2007, these amounts are as follows:

FUND                                                              OTHER EXPENSES
--------------------------------------------------------------------------------
California Tax-Exempt Fund                                               $ 3,579
Massachusetts Tax-Exempt Fund                                              3,348
Michigan Tax-Exempt Fund                                                   3,317
Minnesota Tax-Exempt Fund                                                  4,092
New York Tax-Exempt Fund                                                   3,380
Ohio Tax-Exempt Fund                                                       3,312

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Professional fees included fees paid by each Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-l, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Under an agreement which was effective until Sept. 30, 2005, net expenses would not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund. Effective as of Oct. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of the Fund's average daily net assets for California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 63

For the six months ended Feb. 28, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), such that the Funds net expenses are as follows:

FUND                                                                                        CLASS A         CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                   0.79%           1.55%           1.55%
Massachusetts Tax-Exempt Fund                                                                0.79            1.55            1.55
Michigan Tax-Exempt Fund                                                                     0.79            1.55            1.55
Minnesota Tax-Exempt Fund                                                                    0.79            1.55            1.55
New York Tax-Exempt Fund                                                                     0.79            1.55            1.55
Ohio Tax-Exempt Fund                                                                         0.79            1.55            1.55

For the period from July 1, 2006 to Aug. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), such that the Funds net expenses are as follows:

FUND                                                                                        CLASS A         CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                   0.79%           1.55%           1.55%
Massachusetts Tax-Exempt Fund                                                                0.79            1.55            1.55
Michigan Tax-Exempt Fund                                                                     0.79            1.55            1.55
Minnesota Tax-Exempt Fund                                                                    0.79            1.55            1.55
New York Tax-Exempt Fund                                                                     0.79            1.55            1.55
Ohio Tax-Exempt Fund                                                                         0.79            1.55            1.55

For the year ended June 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), such that the Funds net expenses are as follows:

FUND                                                                                        CLASS A         CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                   0.81%           1.57%           1.58%
Massachusetts Tax-Exempt Fund                                                                0.81            1.58            1.58
Michigan Tax-Exempt Fund                                                                     0.81            1.58            1.57
Minnesota Tax-Exempt Fund                                                                    0.81            1.57            1.57
New York Tax-Exempt Fund                                                                     0.81            1.58            1.58
Ohio Tax-Exempt Fund                                                                         0.81            1.58            1.58


------------------------------------------------------------------------------

64 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

Of these waived fees and expenses, the transfer agency fees waived (noted by share class) and management fees for the periods indicated are as follows:

                                                                                SIX MONTHS ENDED     PERIOD ENDED      YEAR ENDED
                                                                                  FEB. 28, 2007    AUG. 31, 2006(a)   JUNE 30, 2006
FUND                                                                                  AMOUNT            AMOUNT            AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund
   Class A                                                                         $   35,434        $     9,368       $    58,036
   Class B                                                                              1,749                385             3,499
   Class C                                                                                468                128               850
The management fees waived at the Fund level were                                      27,748             14,288            67,550

Massachusetts Tax-Exempt Fund
   Class A                                                                             16,774             15,032            34,233
   Class B                                                                              2,939              2,876             8,270
   Class C                                                                                256                252               748
The management fees waived at the Fund level were                                      39,208              7,714            59,638

Michigan Tax-Exempt Fund
   Class A                                                                             13,344              4,808            27,785
   Class B                                                                                752                309             2,229
   Class C                                                                                418                159             1,034
The management fees waived at the Fund level were                                      32,857             19,631            63,047

Minnesota Tax-Exempt Fund
   Class A                                                                             67,937             28,966           132,553
   Class B                                                                              6,036              2,697            14,644
   Class C                                                                              1,749                754             3,422
The management fees waived at the Fund level were                                          --             14,656            54,409

New York Tax-Exempt Fund
   Class A                                                                             19,217              6,875            40,263
   Class B                                                                              1,926                722             4,927
   Class C                                                                                331                129               780
The management fees waived at the Fund level were                                      35,647             19,149            65,479

Ohio Tax-Exempt Fund
   Class A                                                                             13,630              4,914            28,633
   Class B                                                                              1,602                553             3,812
   Class C                                                                                440                179             1,103
The management fees waived at the Fund level were.                                     35,983             19,744            63,767

(a)   For the period from July 1, 2006 to Aug. 31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 65

Sales charges received by the Distributor for distributing the Funds' shares for the periods indicated are as follows:

                                                                                                  SIX MONTHS ENDED FEB. 28, 2007
FUND                                                                                         CLASS A         CLASS B        CLASS C
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                  $ 57,897         $ 5,021        $   131
Massachusetts Tax-Exempt Fund                                                                 24,004           9,029             12
Michigan Tax-Exempt Fund                                                                      12,432           1,134            284
Minnesota Tax-Exempt Fund                                                                    152,016          15,245            352
New York Tax-Exempt Fund                                                                      12,091           6,489            410
Ohio Tax-Exempt Fund                                                                          10,274           1,746             51

                                                                                                   PERIOD ENDED AUG. 31, 2006(a)
FUND                                                                                         CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                  $ 28,971         $ 1,714        $    17
Massachusetts Tax-Exempt Fund                                                                  7,835           7,394              1
Michigan Tax-Exempt Fund                                                                       2,094           3,820            362
Minnesota Tax-Exempt Fund                                                                     32,269           5,001            467
New York Tax-Exempt Fund                                                                       4,504             959             75
Ohio Tax-Exempt Fund                                                                           8,897             767             --

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

                                                                                                     YEAR ENDED JUNE 30, 2006
FUND                                                                                         CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                  $151,906         $29,100        $   449
Massachusetts Tax-Exempt Fund                                                                 53,101          38,137            582
Michigan Tax-Exempt Fund                                                                      38,134           9,161          1,077
Minnesota Tax-Exempt Fund                                                                    355,581          85,770          1,314
New York Tax-Exempt Fund                                                                      64,053          18,982            987
Ohio Tax-Exempt Fund                                                                          38,443          19,731            254

The Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances for the periods indicated and are as follows:

                                                                            SIX MONTHS ENDED      PERIOD ENDED         YEAR ENDED
                                                                              FEB. 28, 2007      AUG. 31, 2006(a)     JUNE 30, 2006
FUND                                                                           REDUCTION            REDUCTION           REDUCTION
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                       $8,699               $1,945              $17,465
Massachusetts Tax-Exempt Fund                                                     4,629                  672                8,320
Michigan Tax-Exempt Fund                                                          3,247                  570                6,650
Minnesota Tax-Exempt Fund                                                        21,285                9,068               50,995
New York Tax-Exempt Fund                                                          3,512                1,748                8,318
Ohio Tax-Exempt Fund                                                              2,807                1,024                6,726

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

For the year ended June 30, 2006, the Funds received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to each Fund's net asset value and total return.

FUND                                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                                                  $16,837
Massachusetts Tax-Exempt Fund                                                                                                 5,873
Michigan Tax-Exempt Fund                                                                                                      5,451
Minnesota Tax-Exempt Fund                                                                                                    27,504
New York Tax-Exempt Fund                                                                                                      8,239
Ohio Tax-Exempt Fund                                                                                                          5,251


------------------------------------------------------------------------------

66 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

For the six months ended Feb. 28, 2007, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                                                   PURCHASES         PROCEEDS
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                            $24,372,280      $30,112,585
Massachusetts Tax-Exempt Fund                                                                           2,192,376        7,102,233
Michigan Tax-Exempt Fund                                                                                2,400,833        6,434,323
Minnesota Tax-Exempt Fund                                                                              31,210,573       38,151,651
New York Tax-Exempt Fund                                                                                5,418,488        7,949,630
Ohio Tax-Exempt Fund                                                                                    4,343,078        7,441,789

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                                                                 CALIFORNIA TAX-EXEMPT FUND
                                                                                               SIX MONTHS ENDED FEB. 28, 2007
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                       1,303,332         51,669          18,526
Issued for reinvested distributions                                                          429,972         21,296           5,870
Redeemed                                                                                  (2,743,974)      (169,609)        (46,287)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                   (1,010,670)       (96,644)        (21,891)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                PERIOD ENDED AUG. 31, 2006(a)
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                         713,105         28,307          11,091
Issued for reinvested distributions                                                          155,930          7,832           2,105
Redeemed                                                                                  (1,573,086)      (438,186)        (15,324)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                     (704,051)      (402,047)         (2,128)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   YEAR ENDED JUNE 30, 2006
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                       4,036,004        204,267          95,008
Issued for reinvested distributions                                                        1,243,495         84,748          18,813
Redeemed                                                                                  (7,590,967)    (1,255,215)       (269,704)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                   (2,311,468)      (966,200)       (155,883)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                MASSACHUSETTS TAX-EXEMPT FUND
                                                                                                SIX MONTHS ENDED FEB. 28, 2007
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                         478,375         34,021           4,203
Issued for reinvested distributions                                                          124,095         16,401           1,617
Redeemed                                                                                  (1,236,226)      (268,183)        (44,673)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                     (633,756)      (217,761)        (38,853)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  PERIOD ENDED AUG. 31, 2006(a)
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                         363,719         10,202           3,388
Issued for reinvested distributions                                                           44,686          6,934             672
Redeemed                                                                                    (401,184)      (518,954)        (10,891)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                        7,221       (501,818)         (6,831)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    YEAR ENDED JUNE 30, 2006
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                       1,209,044        159,477          28,692
Issued for reinvested distributions                                                          322,790         67,314           6,428
Redeemed                                                                                  (2,681,419)    (1,239,200)       (129,837)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                   (1,149,585)    (1,012,409)        (94,717)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 67

                                                                                                   MICHIGAN TAX-EXEMPT FUND
                                                                                                SIX MONTHS ENDED FEB. 28, 2007
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                         333,228          4,466          17,351
Issued for reinvested distributions                                                          116,489          4,898           2,995
Redeemed                                                                                  (1,116,473)       (81,487)        (53,572)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                     (666,756)       (72,123)        (33,226)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                PERIOD ENDED AUG. 31, 2006(a)
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold
Issued for                                                                                   125,670          1,992           5,188
reinvested distributions                                                                      42,120          1,857           1,100
Redeemed                                                                                    (230,194)      (139,247)        (25,467)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                      (62,404)      (135,398)        (19,179)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   YEAR ENDED JUNE 30, 2006
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                       1,007,240         25,135          99,433
Issued for reinvested distributions                                                          318,908         19,353          10,644
Redeemed                                                                                  (2,520,700)      (427,991)       (165,508)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                   (1,194,552)      (383,503)        (55,431)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  MINNESOTA TAX-EXEMPT FUND
                                                                                                SIX MONTHS ENDED FEB. 28, 2007
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                       2,784,437         64,594          96,979
Issued for reinvested distributions                                                          863,339         68,370          19,746
Redeemed                                                                                  (4,778,184)      (530,981)       (168,094)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                   (1,130,408)      (398,017)        (51,369)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                PERIOD ENDED AUG. 31, 2006(a)
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                       1,249,041         22,719          15,239
Issued for reinvested distributions                                                          296,839         24,100           6,760
Redeemed                                                                                  (1,650,357)    (1,099,618)        (62,221)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                     (104,477)    (1,052,799)        (40,222)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   YEAR ENDED JUNE 30, 2006
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                       5,404,198        310,952         309,585
Issued for reinvested distributions                                                        1,880,076        191,786          42,259
Redeemed                                                                                 (12,427,629)    (2,948,175)       (447,815)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                   (5,143,355)    (2,445,437)        (95,971)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   NEW YORK TAX-EXEMPT FUND
                                                                                                SIX MONTHS ENDED FEB. 28, 2007
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                         487,557         50,634          13,866
Issued for reinvested distributions                                                          196,255         16,403           3,010
Redeemed                                                                                  (1,107,773)      (209,824)        (50,669)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                     (423,961)      (142,787)        (33,793)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                PERIOD ENDED AUG. 31, 2006(a)
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                         252,039         20,852           6,460
Issued for reinvested distributions                                                           66,580          5,730           1,126
Redeemed                                                                                    (456,343)      (230,530)        (12,175)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                     (137,724)      (203,948)         (4,589)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  YEAR ENDED JUNE 30, 2006
                                                                                             CLASS A        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Sold                                                                                       1,420,333        123,189          46,590
Issued for reinvested distributions                                                          525,877         57,046           9,561
Redeemed                                                                                  (3,327,671)      (729,908)        (89,076)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                   (1,381,461)      (549,673)        (32,925)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

68 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

                                                       OHIO TAX-EXEMPT FUND
                                                   SIX MONTHS ENDED FEB. 28, 2007
                                         CLASS A              CLASS B                CLASS C
---------------------------------------------------------------------------------------------
Sold                                     243,730               22,402                  6,869
Issued for reinvested distributions      100,135                9,895                  3,296
Redeemed                                (751,650)             (89,402)               (54,873)
---------------------------------------------------------------------------------------------
Net increase (decrease)                 (407,785)             (57,105)               (44,708)
---------------------------------------------------------------------------------------------

                                                    PERIOD ENDED AUG. 31, 2006(a)
                                         CLASS A              CLASS B                CLASS C
---------------------------------------------------------------------------------------------
Sold                                     194,690               10,118                  2,707
Issued for reinvested distributions       36,662                3,603                  1,235
Redeemed                                (401,786)             (96,356)               (20,427)
---------------------------------------------------------------------------------------------
Net increase (decrease)                 (170,434)             (82,635)               (16,485)
---------------------------------------------------------------------------------------------

                                                      YEAR ENDED JUNE 30, 2006
                                        CLASS A               CLASS B                CLASS C
---------------------------------------------------------------------------------------------
Sold                                     892,271               35,150                 21,350
Issued for reinvested distributions      229,263               26,859                  7,950
Redeemed                              (2,470,653)            (554,877)               (86,600)
---------------------------------------------------------------------------------------------
Net increase (decrease)               (1,349,119)            (492,868)               (57,300)
---------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

5. INTEREST RATE FUTURES CONTRACTS

At Feb. 28, 2007, RiverSource California Tax-Exempt Fund's investments in securities included securities valued at $111,315 that were pledged as collateral to cover initial margin deposits on 136 open sale contracts. The notional market value of the open sale contracts at Feb. 28, 2007 was $14,768,750 with a net unrealized loss of $83,713. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Feb. 28, 2007, RiverSource Massachusetts Tax-Exempt Fund's investments in securities included securities valued at $39,621 that were pledged as collateral to cover initial margin deposits on 43 open sale contracts. The notional market value of the open sale contracts at Feb. 28, 2007 was $4,669,531 with a net unrealized loss of $27,332. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Feb. 28, 2007, RiverSource Michigan Tax-Exempt Fund's investments in securities included securities valued at $37,022 that were pledged as collateral to cover initial margin deposits on 37 open sale contracts. The notional market value of the open sale contracts at Feb. 28, 2007 was $4,017,969 with a net unrealized loss of $22,884. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Feb. 28, 2007, RiverSource Minnesota Tax-Exempt Fund's investments in securities included securities valued at $236,215 that were pledged as collateral to cover initial margin deposits on 261 open sale contracts. The notional market value of the open sale contracts at Feb. 28, 2007 was $28,342,969 with a net unrealized loss of $160,455. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Feb. 28, 2007, RiverSource New York Tax-Exempt Fund's investments in securities included securities valued at $54,644 that were pledged as collateral to cover initial margin deposits on 55 open sale contracts. The notional market value of the open sale contracts at Feb. 28, 2007 was $5,972,656 with a net unrealized loss of $33,900. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Feb. 28, 2007, RiverSource Ohio Tax-Exempt Fund's investments in securities included securities valued at $45,875 that were pledged as collateral to cover initial margin deposits on 37 open sale contracts. The notional market value of the open sale contracts at Feb. 28, 2007 was $4,017,969 with a net unrealized loss of 22,884. See "Summary of significant accounting policies" and "Notes to investments in securities."


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 69

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings under the facility outstanding during the six months ended Feb. 28, 2007.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2006 are as follows:

FUND                              2012        2013         2014
-----------------------------------------------------------------
California Tax-Exempt Fund      $     --   $       --   $ 109,278
Massachusetts Tax-Exempt Fund         --           --     150,080
Michigan Tax-Exempt Fund              --           --      73,073
Minnesota Tax-Exempt Fund             --    1,520,753     913,006
New York Tax-Exempt Fund              --           --      79,756
Ohio Tax-Exempt Fund              39,505           --      51,069

It is unlikely the Board will authorize distributions of any net realized capital gains for the Funds until the respective capital loss carry-overs have been offset or expire.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.


------------------------------------------------------------------------------

70 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

9. CHANGE OF FUND'S FISCAL YEAR

The By-Laws of each Fund were amended on April 13, 2006, changing their fiscal year end from June 30 to Aug. 31, effective Aug. 31, 2006.

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource California Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    SIX MONTHS ENDED   PERIOD ENDED
                                                      FEB. 28, 2007      AUG. 31,             YEAR ENDED JUNE 30,
                                                       (UNAUDITED)         2006(b)      2006      2005    2004       2003
Net asset value, beginning of period                    $5.16            $5.06         $5.27     $5.11    $5.37      $5.23
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .10              .03           .19       .20      .21        .23
Net gains (losses) (both realized and unrealized)         .05              .10          (.15)      .23     (.20)       .14
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .15              .13           .04       .43      .01        .37
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.10)            (.03)         (.19)     (.20)    (.21)      (.23)
Distributions from realized gains                          --               --          (.06)     (.07)    (.06)        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.10)            (.03)         (.25)     (.27)    (.27)      (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $5.21            $5.16         $5.06     $5.27   $ 5.11      $5.37
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 167            $ 170         $ 171     $ 190   $  194      $ 237
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)          .79%(d),(e)      .79%(d),(e)   .81%(d)   .86%     .86%       .85%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       3.83%(e)         3.81%(e)      3.69%     3.71%    4.03%      4.34%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                              14%               7%           20%       28%      30%        95%
---------------------------------------------------------------------------------------------------------------------------
Total return(f)                                          2.91%(g)         2.63%(g)       .81%     8.53%     .25%      7.26%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.86% for the six months ended Feb. 28, 2007, 0.87% for the period ended Aug. 31, 2006 and 0.88% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 71

RiverSource California Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    SIX MONTHS ENDED   PERIOD ENDED
                                                      FEB. 28, 2007      AUG. 31,              YEAR ENDED JUNE 30,
                                                      (UNAUDITED)         2006(b)       2006      2005     2004       2003
Net asset value, beginning of period                    $5.16            $5.06         $5.27     $5.11    $5.37      $5.23
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .08              .03           .15       .16      .17        .19
Net gains (losses) (both realized and unrealized)         .05              .10          (.15)      .23     (.20)       .14
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .13              .13            --       .39     (.03)       .33
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.08)            (.03)         (.15)     (.16)    (.17)      (.19)
Distributions from realized gains                          --               --          (.06)     (.07)    (.06)         -
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.08)            (.03)         (.21)     (.23)    (.23)      (.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $5.21            $5.16         $5.06     $5.27    $5.11      $5.37
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $   8            $   9         $  11     $  16    $  21      $  27
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         1.55%(d),(e)     1.55%(d),(e)  1.57%(d)  1.61%    1.61%      1.60%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       3.08%(e)         3.01%(e)      2.92%     2.95%    3.28%      3.58%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                              14%               7%           20%       28%      30%        95%
---------------------------------------------------------------------------------------------------------------------------
Total return(f)                                          2.53%(g)         2.50%(g)       .05%     7.72%    (.50%)     6.44%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.62% for the six months ended Feb. 28, 2007, 1.62% for the period ended Aug. 31, 2006 and 1.63% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

72 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource California Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED  PERIOD ENDED
                                                     FEB. 28, 2007     AUG. 31,                YEAR ENDED JUNE 30,
                                                      (UNAUDITED)       2006(b)         2006        2005    2004     2003
Net asset value, beginning of period                  $ 5.17           $ 5.07          $ 5.28      $ 5.12  $ 5.38   $ 5.24
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .08              .03             .15         .16     .17      .19
Net gains (losses) (both realized and unrealized)        .05              .10            (.15)        .23    (.20)     .14
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .13              .13              --         .39    (.03)     .33
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.08)            (.03)           (.15)       (.16)   (.17)    (.19)
Distributions from realized gains                         --               --            (.06)       (.07)   (.06)       -
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.08)            (.03)           (.21)       (.23)   (.23)    (.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 5.22           $ 5.17          $ 5.07      $ 5.28  $ 5.12   $ 5.38
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $    2           $    2          $    2      $    3  $    4   $    5
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.55%(d),(e)     1.55%(d),(e)    1.58%(d)    1.62%   1.62%    1.61%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                     3.07%(e)         3.05%(e)        2.93%       2.94%   3.27%    3.56%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                            14%               7%             20%         28%     30%      95%
---------------------------------------------------------------------------------------------------------------------------
Total return(f)                                         2.53%(g)         2.50%(g)         .06%       7.71%   (.50%)   6.43%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.62% for the six months ended Feb. 28, 2007, 1.63% for the period ended Aug. 31, 2006 and 1.64% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 73

RiverSource Massachusetts Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED  PERIOD ENDED
                                                     FEB. 28, 2007     AUG. 31,             YEAR ENDED JUNE 30,
                                                     (UNAUDITED)       2006(b)       2006      2005      2004      2003
Net asset value, beginning of period                   $  5.33       $  5.22       $  5.45   $  5.26   $  5.51   $  5.37
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09           .03           .18       .17       .18       .19
Net gains (losses) (both realized and unrealized)          .03           .11          (.20)      .22      (.19)      .16
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .12           .14          (.02)      .39      (.01)      .35
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)         (.03)         (.18)     (.17)     (.18)     (.19)
Distributions from realized gains                           --            --          (.03)     (.03)     (.06)     (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)         (.03)         (.21)     (.20)     (.24)     (.21)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  5.36       $  5.33       $  5.22   $  5.45   $  5.26   $  5.51
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $    46       $    49       $    48   $    56   $    59   $    73
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c),(d)               .79%(e)       .79%(e)       .81%      .88%      .88%      .88%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                   .82%(e)       .82%(e)       .87%      .92%      .90%      .98%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                       3.50%(e)      3.52%(e)      3.38%     3.17%     3.35%     3.57%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                               4%            5%           17%        9%       14%      141%
-------------------------------------------------------------------------------------------------------------------------
Total return(g)                                           2.32%(h)      2.72%(h)      (.29%)    7.42%     (.24%)    6.73%
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31,2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.00%, excluding interest and fee expense, and 1.03%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.05%, excluding interest and fee expense, and 1.08%
      including interest and fee expense, for the period ended Aug. 31, 2006 and 0.97%, 0.94%, 0.93% and 0.92%, excluding interest and fee expense, and 1.03%, 0.98%, 0.95% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

74 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED  PERIOD ENDED
                                                     FEB. 28, 2007      AUG. 31,            YEAR ENDED JUNE 30,
                                                     (UNAUDITED)        2006(b)      2006      2005      2004      2003
Net asset value, beginning of period                  $  5.33         $  5.22      $  5.45   $  5.26   $  5.51   $  5.37
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07             .03          .14       .13       .14       .15
Net gains (losses) (both realized and unrealized)         .03             .10         (.20)      .22      (.19)      .16
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .10             .13         (.06)      .35      (.05)      .31
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.07)           (.02)        (.14)     (.13)     (.14)     (.15)
Distributions from realized gains                          --              --         (.03)     (.03)     (.06)     (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.07)           (.02)        (.17)     (.16)     (.20)     (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  5.36         $  5.33      $  5.22   $  5.45   $  5.26   $  5.51
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $     8         $     9      $    12   $    18   $    21   $    24
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c),(d)             1.55%(e)        1.55%(e)     1.58%     1.64%     1.64%     1.63%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                 1.58%(e)        1.58%(e)     1.64%     1.68%     1.66%     1.73%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                      2.75%(e)        2.72%(e)     2.61%     2.41%     2.59%     2.81%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                              4%              5%          17%        9%       14%      141%
-------------------------------------------------------------------------------------------------------------------------
Total return(g)                                          1.94%(h)        2.58%(h)    (1.05%)    6.61%     (.99%)    5.92%
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.76%, excluding interest and fee expense, and 1.79%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.79%, excluding interest and fee expense, and 1.82%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.72%, 1.69%, 1.69% and 1.68%, excluding interest and fee expense, and 1.78%, 1.73%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 75

RiverSource Massachusetts Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                     FEB. 28, 2007      AUG. 31,              YEAR ENDED JUNE 30,
                                                      (UNAUDITED)        2006(b)      2006       2005      2004     2003
Net asset value, beginning of period                  $  5.32          $  5.21       $  5.44   $  5.26   $  5.51   $  5.37
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07              .03           .14       .13       .14       .15
Net gains (losses) (both realized and unrealized)         .04              .11          (.20)      .21      (.19)      .16
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .11              .14          (.06)      .34      (.05)      .31
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.07)            (.03)         (.14)     (.13)     (.14)     (.15)
Distributions from realized gains                          --               --          (.03)     (.03)     (.06)     (.02)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.07)            (.03)         (.17)     (.16)     (.20)     (.17)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  5.36          $  5.32       $  5.21   $  5.44   $  5.26   $  5.51
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $     1          $     1       $     1   $     1   $     2   $     2
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  excluding interest and fee expense(c),(d)              1.55%(e)         1.55%(e)      1.58%     1.64%     1.64%     1.64%
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  including interest and fee expense(f)                  1.58%(e)         1.58%(e)      1.64%     1.68%     1.66%     1.74%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       2.75%(e)         2.76%(e)      2.62%     2.41%     2.58%     2.88%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                               4%               5%           17%        9%       14%      141%
---------------------------------------------------------------------------------------------------------------------------
Total return(g)                                          2.13%(h)         2.59%(h)     (1.05%)    6.41%     (.97%)    5.91%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.76%, excluding interest and fee expense, and 1.79%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.81%, excluding interest and fee expense, and 1.84%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.73%, 1.70%, 1.69% and 1.68%, excluding interest and fee expense, and 1.79%, 1.74%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

76 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                    FEB. 28, 2007       AUG. 31,              YEAR ENDED JUNE 30,
                                                     (UNAUDITED)         2006(b)       2006      2005      2004      2003
Net asset value, beginning of period                  $  5.25          $  5.15       $  5.35   $  5.21   $  5.47   $  5.33
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .09              .03           .18       .18       .19       .22
Net gains (losses) (both realized and unrealized)         .03              .10          (.16)      .17      (.18)      .19
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .12              .13           .02       .35       .01       .41
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.09)            (.03)         (.18)     (.18)     (.19)     (.22)
Distributions from realized gains                          --               --          (.04)     (.03)     (.08)     (.05)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.09)            (.03)         (.22)     (.21)     (.27)     (.27)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  5.28          $  5.25       $  5.15   $  5.35   $  5.21   $  5.47
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $    42          $    46       $    45   $    53   $    56   $    70
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  excluding interest and fee expense(c),(d)               .79%(e)          .79%(e)       .81%      .88%      .88%      .88%
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  including interest and fee expense(f)                   .81%(e)          .81%(e)       .81%      .88%      .89%      .97%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       3.52%(e)         3.44%(e)      3.38%     3.45%     3.55%     4.06%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                               5%               6%           16%        9%       32%      113%
---------------------------------------------------------------------------------------------------------------------------
Total return(g)                                          2.34%(h)         2.54%(h)       .40%     6.80%      .19%     8.00%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived / reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.99%, excluding interest and fee expense, and 1.01%, including interest and fee expense, for the six months ended Feb. 28,2007 and 1.09%, excluding interest and fee expense, and 1.11%, including interest and fee expense, for the period ended Aug. 31,2006 and 0.98%, 0.96%, 0.94% and 0.93%, excluding interest and fee expense, and 0.98%, 0.96%, 0.95% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 77

RiverSource Michigan Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                     FEB. 28, 2007      AUG. 31,                 YEAR ENDED JUNE 30,
                                                      (UNAUDITED)        2006(b)       2006      2005      2004      2003
Net asset value, beginning of period                  $  5.26          $  5.16       $  5.35   $  5.21   $  5.47   $  5.33
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07              .02           .14       .14       .15       .18
Net gains (losses) (both realized and unrealized)         .03              .10          (.15)      .17      (.18)      .19
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .10              .12          (.01)      .31      (.03)      .37
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.07)            (.02)         (.14)     (.14)     (.15)     (.18)
Distributions from realized gains                          --               --          (.04)     (.03)     (.08)     (.05)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.07)            (.02)         (.18)     (.17)     (.23)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  5.29          $  5.26       $  5.16   $  5.35   $  5.21   $  5.47
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $     2          $     3       $     3   $     5   $     7   $     9
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  excluding interest and fee expense(c),(d)              1.55%(e)         1.55%(e)      1.58%     1.64%     1.63%     1.63%
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  including interest and fee expense(f)                  1.57%(e)         1.57%(e)      1.58%     1.64%     1.64%     1.72%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       2.76%(e)         2.65%(e)      2.61%     2.69%     2.79%     3.28%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                               5%               6%           16%        9%       32%      113%
---------------------------------------------------------------------------------------------------------------------------
Total return(g)                                          1.96%(h)         2.39%(h)      (.17%)    5.99%     (.56%)    7.18%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.75%, excluding interest and fee expense, and 1.77%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.83%, excluding interest and fee expense, and 1.85%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.74%, 1.71%, 1.70% and 1.69%, excluding interest and fee expense, and 1.74%, 1.71%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

78 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS C

 PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    SIX MONTHS ENDED    PERIOD ENDED
                                                      FEB. 28, 2007       AUG. 31,               YEAR ENDED JUNE 30,
                                                       (UNAUDITED)         2006(b)       2006       2005       2004     2003
Net asset value, beginning of period                   $   5.26            $ 5.15       $ 5.35     $  5.21   $  5.47   $  5.33
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .07               .02          .14         .14       .15       .18
Net gains (losses) (both realized and unrealized)           .02               .11         (.16)        .17      (.18)      .19
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .09               .13         (.02)        .31      (.03)      .37
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.07)             (.02)        (.14)       (.14)     (.15)     (.18)
Distributions from realized gains                            --                --         (.04)       (.03)     (.08)     (.05)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.07)             (.02)        (.18)       (.17)     (.23)     (.23)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   5.28            $ 5.26       $ 5.15     $  5.35   $  5.21   $  5.47
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $      1            $    1       $    1     $     2   $     2   $     2
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c),(d)               1.55%(e)          1.55%(e)     1.57%       1.64%     1.64%     1.63%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                   1.57%(e)          1.57%(e)     1.57%       1.64%     1.65%     1.72%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                        2.77%(e)          2.67%(e)     2.61%       2.70%     2.80%     3.27%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                5%                6%          16%          9%       32%      113%
-------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                            1.76%(h)          2.59%(h)     (.36%)      5.99%     (.57%)    7.18%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.75%, excluding interest and fee expense, and 1.77%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.84%, excluding interest and fee expense, and 1.86%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.74%, 1.72%, 1.70% and 1.69%, excluding interest and fee expense, and 1.74%, 1.72%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 79

RiverSource Minnesota Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                   SIX MONTHS ENDED    PERIOD ENDED
                                                     FEB. 28, 2007       AUG. 31,                   YEAR ENDED JUNE 30,
                                                      (UNAUDITED)         2006(b)         2006        2005     2004     2003
Net asset value, beginning of period                   $  5.27            $ 5.17         $ 5.35      $ 5.20   $ 5.37   $  5.20
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .03            .18         .18      .19       .22
Net gains (losses) (both realized and unrealized)          .04               .10           (.17)        .17     (.17)      .17
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .13               .13            .01         .35      .02       .39
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)             (.03)          (.18)       (.18)    (.19)     (.22)
Distributions from realized gains                           --                --           (.01)       (.02)      --        --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.10)             (.03)          (.19)       (.20)    (.19)     (.22)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  5.30            $ 5.27         $ 5.17      $ 5.35   $ 5.20   $  5.37
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in millions)                $   304            $  309         $  303     $   341   $  347   $   393
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c)                   .79%(d),(e)       .79%(d),(e)    .81%(d)     .85%     .84%      .84%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                   .98%(d),(e)       .98%(d),(e)    .96%(d)     .95%     .90%      .96%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                       3.63%(e)          3.60%(e)       3.52%       3.37%    3.60%     4.26%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                               9%                3%            13%         15%      23%       73%
-------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                           2.45%(h)          2.56.%(h)       .29%       6.73%     .32%     7.78%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.84%, excluding interest and fee expense, and 1.02%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 0.87%, excluding interest and fee expense, and 1.06%, including interest and fee expense, for the period ended Aug. 31, 2006 and 0.86%, excluding interest and fee expense, and 1.01%, including interest and fee expense, for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

80 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                   SIX MONTHS ENDED    PERIOD ENDED
                                                     FEB. 28, 2007       AUG. 31,                 YEAR ENDED JUNE 30,
                                                      (UNAUDITED)         2006(b)         2006        2005      2004     2003
Net asset value, beginning of period                   $  5.27            $ 5.17         $ 5.35     $  5.20   $ 5.37   $  5.20
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07               .03            .14         .14      .15       .18
Net gains (losses) (both realized and unrealized)          .04               .10           (.17)        .17     (.17)      .17
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .11               .13           (.03)        .31     (.02)      .35
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)             (.03)          (.14)       (.14)    (.15)     (.18)
Distributions from realized gains                           --                --           (.01)       (.02)      --        --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)             (.03)          (.15)       (.16)    (.15)     (.18)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  5.30            $ 5.27         $ 5.17     $  5.35   $ 5.20   $  5.37
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $    27            $   29         $   34     $    49   $   59   $    68
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c)                  1.55%(d),(e)      1.55%(d),(e)   1.57%(d)    1.60%    1.59%     1.59%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                  1.74%(d),(e)      1.74%(d),(e)   1.72%(d)    1.70%    1.65%     1.71%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                       2.87%(e)          2.81%(e)       2.75%       2.62%    2.85%     3.48%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                               9%                3%            13%         15%      23%       73%
-------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                           2.07%(h)          2.42%(h)       (.47%)      5.94%    (.44%)    6.97%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.59%, excluding interest and fee expense, and 1.78%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.62%, excluding interest and fee expense, and 1.81%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.62%, excluding interest and fee expense, and 1.77%, including interest and fee expense, for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 81

RiverSource Minnesota Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                  SIX MONTHS ENDED    PERIOD ENDED
                                                   FEB. 28, 2007         AUG.31                  YEAR ENDED JUNE 30,
                                                    (UNAUDITED)          2006(b)          2006          2005       2004     2003
Net asset value, beginning of period                  $ 5.27            $ 5.17          $ 5.35        $ 5.20     $ 5.37    $ 5.20
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .07               .03             .14           .14        .15       .18
Net gains (losses) (both realized and
   unrealized)                                           .04               .10            (.17)          .17       (.17)      .17
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .11               .13            (.03)          .31       (.02)      .35
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.08)             (.03)           (.14)         (.14)      (.15)     (.18)
Distributions from realized gains                         --                --            (.01)         (.02)        --        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.08)             (.03)           (.15)         (.16)      (.15)     (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 5.30            $ 5.27          $ 5.17        $ 5.35     $ 5.20    $ 5.37
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $    8            $    8          $    8        $    9     $    9    $    9
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c)                1.55%(d),(e)      1.55%(d),(e)    1.57%(d)      1.61%      1.60%     1.60%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                1.74%(d),(e)      1.74%(d),(e)    1.72%(d)      1.71%      1.66%     1.72%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
   average daily net assets                             2.87%(e)          2.84%(e)        2.76%         2.62%      2.84%     3.44%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                             9%                3%             13%           15%        23%       73%
------------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                         2.07%(h)          2.42%(h)        (.47%)        5.94%      (.44%)    6.96%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.59%, excluding interest and fee expense, and 1.78%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.63%, excluding interest and fee expense, and 1.82%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.62%, excluding interest and fee expense, and 1.77%, including interest and fee expense, for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

82 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                  SIX MONTHS ENDED    PERIOD ENDED
                                                   FEB. 28, 2007        AUG.31,              YEAR ENDED JUNE 30,
                                                    (UNAUDITED)         2006(b)       2006      2005      2004      2003
Net asset value, beginning of period                  $ 5.05            $ 4.95       $ 5.18    $ 5.07    $ 5.36    $ 5.16
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .09               .03          .19       .18       .18       .20
Net gains (losses) (both realized and
   unrealized)                                           .04               .10         (.18)      .17      (.18)      .22
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .13               .13          .01       .35         -       .42
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.09)             (.03)        (.19)     (.18)     (.18)     (.20)
Distributions from realized gains                       (.01)                -         (.05)     (.06)     (.11)     (.02)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.10)             (.03)        (.24)     (.24)     (.29)     (.22)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 5.08            $ 5.05       $ 4.95    $ 5.18    $ 5.07    $ 5.36
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $   61            $   63       $   63    $   73    $   79    $   97
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c),(d)             .79%(e)           .79%(e)      .81%      .88%      .88%      .88%
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                 .99%(e)           .98%(e)      .98%      .98%      .95%     1.00%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
   average daily net assets                             3.76%(e)          3.77%(e)     3.75%     3.47%     3.44%     3.88%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                             8%                7%          17%       30%       36%       91%
--------------------------------------------------------------------------------------------------------------------------
Total return(g)                                         2.60%(h)          2.67%(h)      .20%     7.04%     (.02%)    8.43%
--------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.95%, excluding interest and fee expense, and 1.15%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.01%, excluding interest and fee expense, and 1.20%, including interest and fee expense, for the period ended Aug. 31, 2006 and 0.96%, 0.92%, 0.93% and 0.90%, excluding interest and fee expense, and 1.13%, 1.02%, 1.00% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT   83

RiverSource New York Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    SIX MONTHS ENDED   PERIOD ENDED
                                                      FEB. 28, 2007      AUG. 31,                 YEAR ENDED JUNE 30,
                                                       (UNAUDITED)       2006(b)       2006       2005      2004       2003
Net asset value, beginning of period                     $ 5.05          $4.95        $ 5.18    $  5.07    $ 5.36     $ 5.16
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .07            .03           .15        .14       .14        .16
Net gains (losses) (both realized and unrealized)           .04            .10          (.18)       .17      (.18)       .22
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .11            .13          (.03)       .31      (.04)       .38
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.07)          (.03)         (.15)      (.14)     (.14)      (.16)
Distributions from realized gains                          (.01)            --          (.05)      (.06)     (.11)      (.02)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.08)          (.03)         (.20)      (.20)     (.25)      (.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 5.08          $5.05        $ 4.95    $  5.18    $ 5.07     $ 5.36
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $    6          $   7        $    8    $    11    $   15     $   18
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c),(d)               1.55%(e)       1.55%(e)      1.58%      1.64%     1.63%      1.63%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                   1.75%(e)       1.74%(e)      1.75%      1.74%     1.70%      1.75%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                        3.00%(e)       2.98%(e)      2.98%      2.70%     2.69%      3.13%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                8%             7%           17%        30%       36%        91%
------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                            2.21%(h)       2.54%(h)      (.55%)     6.23%     (.78%)     7.61%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.71%, excluding interest and fee expense, and 1.91%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.76%, excluding interest and fee expense, and 1.95%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.71%, 1.67%, 1.69% and 1.66%, excluding interest and fee expense, and 1.88%, 1.77%, 1.76% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

84 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    SIX MONTHS ENDED   PERIOD ENDED
                                                      FEB. 28, 2007      AUG. 31,               YEAR ENDED JUNE 30,
                                                       (UNAUDITED)       2006(b)       2006       2005      2004       2003
Net asset value, beginning of period                     $ 5.05          $4.95        $ 5.18    $  5.07    $ 5.36     $ 5.16
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .07            .03           .15        .14       .14        .16
Net gains (losses) (both realized and unrealized)           .04            .10          (.18)       .17      (.18)       .22
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .11            .13          (.03)       .31      (.04)       .38
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.07)          (.03)         (.15)      (.14)     (.14)      (.16)
Distributions from realized gains                          (.01)            --          (.05)      (.06)     (.11)      (.02)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.08)          (.03)         (.20)      (.20)     (.25)      (.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 5.08          $5.05        $ 4.95    $  5.18    $ 5.07     $ 5.36
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $    1          $   1        $    1    $     1    $    2     $    2
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   excluding interest and fee expense(c),(d)               1.55%(e)       1.55%(e)      1.58%      1.64%     1.63%      1.64%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
   including interest and fee expense(f)                   1.75%(e)       1.74%(e)      1.75%      1.74%     1.70%      1.76%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                        3.00%(e)       3.01%(e)      2.99%      2.70%     2.68%      3.07%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                8%             7%           17%        30%       36%        91%
------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                            2.21%(h)       2.54%(h)      (.55%)     6.23%     (.78%)     7.60%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.71%, excluding interest and fee expense, and 1.91%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.78%, excluding interest and fee expense, and 1.97%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.72%, 1.68%, 1.69% and 1.66%, excluding interest and fee expense, and 1.89%, 1.78%, 1.76% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 85

RiverSource Ohio Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                    FEB. 28, 2007       AUG. 31,               YEAR ENDED JUNE 30,
                                                     (UNAUDITED)        2006(b)        2006      2005      2004       2003
Net asset value, beginning of period                  $ 5.26           $ 5.15        $  5.35   $  5.16   $  5.43    $  5.35
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .09              .03            .17       .16       .17        .18
Net gains (losses) (both realized and unrealized)        .04              .11           (.19)      .19      (.20)       .19
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .13              .14           (.02)      .35      (.03)       .37
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.09)            (.03)          (.18)     (.16)     (.17)      (.18)
Distributions from realized gains                         --               --             --        --      (.07)      (.11)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.09)            (.03)          (.18)     (.16)     (.24)      (.29)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 5.30           $ 5.26        $  5.15   $  5.35   $  5.16    $  5.43
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $   40           $   42        $    42   $    51   $    56    $    67
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  excluding interest and fee expense(c),(d)              .79%(e)          .79%(e)        .81%      .88%      .88%       .88%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  including interest and fee expense(f)                  .81%(e)          .81%(e)        .81%      .89%      .90%       .96%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      3.42%(e)         3.45%(e)       3.31%     3.07%     3.13%      3.40%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                              9%               7%            18%       33%       17%       194%
-----------------------------------------------------------------------------------------------------------------------------
Total return(g)                                         2.48%(h)         2.73%(h)       (.41%)    6.90%     (.67%)     7.08%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.01%, excluding interest and fee expense, and 1.03%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.10%, excluding interest and fee expense, and 1.12%, including interest and fee expense, for the period ended Aug. 31, 2006 and 0.99%, 0.95%, 0.95% and 0.92%, excluding interest and fee expense, and 0.99%, 0.96%, 0.97% and 1.00%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

86 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED    PERIOD ENDED
                                                     FEB. 28, 2007       AUG. 31,              YEAR ENDED JUNE 30,
                                                      (UNAUDITED)         2006(b)      2006      2005      2004       2003
Net asset value, beginning of period                  $ 5.26           $ 5.15        $  5.35   $  5.16   $  5.43    $  5.34
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .07              .02            .13       .12       .13        .14
Net gains (losses) (both realized and unrealized)        .04              .11           (.19)      .19      (.20)       .20
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .11              .13           (.06)      .31      (.07)       .34
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.07)            (.02)          (.14)     (.12)     (.13)      (.14)
Distributions from realized gains                         --               --             --        --      (.07)      (.11)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.07)            (.02)          (.14)     (.12)     (.20)      (.25)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 5.30           $ 5.26        $  5.15   $  5.35   $  5.16    $  5.43
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $    5           $    5        $     5   $     8   $    10    $    13
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  excluding interest and fee expense(c),(d)             1.55%(e)         1.55%(e)       1.58%     1.64%     1.63%      1.63%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  including interest and fee expense(f)                 1.57%(e)         1.57%(e)       1.58%     1.65%     1.65%      1.71%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.66%(e)         2.67%(e)       2.54%     2.31%     2.38%      2.62%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                              9%               7%            18%       33%       17%       194%
-----------------------------------------------------------------------------------------------------------------------------
Total return(g)                                         2.09%(h)         2.60%(h)      (1.17%)    6.10%    (1.43%)     6.47%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.76%, excluding interest and fee expense, and 1.78%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.85%, excluding interest and fee expense, and 1.87%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.74%, 1.70%, 1.71% and 1.68%, excluding interest and fee expense, and 1.74%, 1.71%, 1.73% and 1.76%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 87

RiverSource Ohio Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                     FEB. 28, 2007      AUG. 31,               YEAR ENDED JUNE 30,
                                                      (UNAUDITED)        2006(b)       2006      2005      2004       2003
Net asset value, beginning of period                  $ 5.26           $ 5.16        $  5.35   $  5.16   $  5.43    $  5.35
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .07              .02            .13       .12       .13        .14
Net gains (losses) (both realized and unrealized)        .04              .10           (.18)      .19      (.20)       .19
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .11              .12           (.05)      .31      (.07)       .33
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.07)            (.02)          (.14)     (.12)     (.13)      (.14)
Distributions from realized gains                         --               --             --        --      (.07)      (.11)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.07)            (.02)          (.14)     (.12)     (.20)      (.25)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 5.30           $ 5.26        $  5.16   $  5.35   $  5.16    $  5.43
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $    1           $    1        $     2   $     2   $     2    $     3
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  excluding interest and fee expense(c),(d)             1.55%(e)         1.55%(e)       1.58%     1.64%     1.63%      1.63%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
  including interest and fee expense(f)                 1.57%(e)         1.57%(e)       1.58%     1.65%     1.65%      1.71%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.65%(e)         2.69%(e)       2.55%     2.31%     2.38%      2.54%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                              9%               7%            18%       33%       17%       194%
-----------------------------------------------------------------------------------------------------------------------------
Total return(g)                                         2.09%(h)         2.40%(h)       (.98%)    6.10%    (1.44%)     6.26%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.77%, excluding interest and fee expense, and 1.79%, including interest and fee expense, for the six months ended
      Feb. 28, 2007 and 1.86%, excluding interest and fee expense, and 1.88%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.75%, 1.71%, 1.71% and 1.68%, excluding interest and fee expense, and 1.75%, 1.72%, 1.73% and 1.76%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

88 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2007 SEMIANNUAL REPORT 89

RIVERSOURCE [LOGO](R)
      INVESTMENTS

RIVERSOURCE(R) STATE TAX-EXEMPT FUNDS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

riversource.com/funds

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R)mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                               S-6329 X (4/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Special Tax-Exempt Series Trust





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   May 2, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   May 2, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   May 2, 2007